                                                      Registration No. 2-49887
                                                            File No.  811-2454

                      SECURITIES AND EXCHANGE COMMISSION
                 CityplaceWASHINGTON, StateDC PostalCode20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                          [    ]

Post-Effective Amendment No. 70                                           [X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940             [X]

Amendment No. 39                                                           [X]

                     OPPENHEIMER MONEY MARKET FUND, INC.
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

      addressStreet6803 South Tucson Way, CityCentennial, StateColorado
                             PostalCode80112-3924
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
 Two World Financial Center, 225 CityLiberty Street-11th Floor, CityplaceNew
                   York, StateNew York PostalCode10218-1008
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [X]   on  September  27,  2006  pursuant to

paragraph (b)

     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Money Market Fund, Inc.

Prospectus dated September 27, 2006

                                         Oppenheimer  Money Market Fund, Inc. is
                                         a  money  market   mutual   fund.   Its
                                         objective   is  to  seek  the   maximum
                                         current income that is consistent  with
                                         stability   of   principal.   The  Fund
                                         invests  in  short-term,   high-quality
                                         "money market" instruments.

                                               This     Prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important  information about how to buy
                                         and sell  shares  of the Fund and other
                                         account  features.   Please  read  this
                                         Prospectus  carefully before you invest
                                         and keep it for future  reference about
                                         your account.
As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

                                    1234

CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A
            Class Y

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Taxes

            Financial Highlights

18

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

WHAT IS THE FUND'S INVESTMENT  OBJECTIVE?  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund is a money market  fund.  It invests in a variety of  high-quality  money market  instruments to seek current  income.
The money market  instruments  are short-term debt  instruments  issued by the
U.S.  government,  domestic and foreign corporations and that the Fund invests in include, for example, bank obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

      To be considered  "high-quality," generally they must be rated in one of the  two  highest  credit-quality  categories  for  short-term  securities  by
nationally-recognized   rating  services.  If  unrated,  a  security  must  be
determined by the Fund's  investment  manager to be of  comparable  quality to rated securities.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed for investors who want to earn income at current money market rates while  preserving the value of their investment,  because the Fund tries to keep its share  price  stable at $1.00.
Income on short-term  securities  tends to be lower than income on longer term debt  securities,  so the Fund's  yield will likely be lower than the yield on longer-term  fixed  income  funds.  The Fund also  offers  easy access to your money through checkwriting and wire redemption  privileges.  The Fund does not invest for the purpose of seeking  capital  appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

      All investments carry risks to some degree.  The Fund's  investments are subject to changes in their value from a number of factors,  described  below.
There is also the risk that the value of your investment  could be eroded over time by the  effects of  inflation  and that poor  security  selection  by the
Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), will cause the Fund to underperform other funds having similar objectives.

      There  are risks  that the  issuer of  obligations  that the Fund  holds could have its credit rating  downgraded,  or could default,  or that interest rates could rise  sharply,  causing the value of the Fund's  investments  (and its share price) to fall. If there is a high redemption  demand for the Fund's shares that was not  anticipated,  portfolio  securities might have to be sold prior to their maturity at a loss.

      As a result,  there is a risk that the  Fund's  shares  could fall below
$1.00 per share.

      An  investment  in the Fund is not insured or  guaranteed by the Federal
Deposit  Insurance  Corporation or any other government  agency.  Although the
Fund seeks to preserve the value of your  investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance

      The bar  chart  and  table  below  show  one  measure  of the  risks  of investing in the Fund, by showing changes in the Fund's  performance  (for its
Class A  shares)  from  year to year for the  last 10  calendar  years  and by showing the average  annual total returns for the 1-, 5- and 10- year periods.
Variability  of returns is one  measure of the risks of  investing  in a money market fund. The Fund's past investment  performance  does not predict how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/05 through 6/30/06,  the cumulative return for Class A shares (not  annualized) was 2.11%.  During the period shown in the bar chart, the highest return (not  annualized) for a calendar quarter was 1.52% (3rd and
4th Qtr '00) and the lowest  return (not  annualized)  for a calendar  quarter was 0.09% (1st Qtr `04).

--------------------------------------------------------------------------------
Average  Annual  Total  Returns  for

the periods                             1 Year        5 Years       10 Years
ended December 31, 2005                             (or life of
                                                      class)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A Shares (inception 4/17/74)      2.71%          1.81%          3.42%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y Shares (inception 8/27/04)      2.82%          2.45%           N/A

--------------------------------------------------------------------------------
The returns measure the performance of a hypothetical  account and assume that all distributions have been reinvested in additional shares.

------------------------------------------------------------------------------

The total returns are not the Fund's current yield. The Fund's yield more
closely reflects the Fund's current earnings.   To obtain the Fund's current
7-day yield information, please call the Transfer Agent toll-free at
1.800.CALL OPP (225.5677).
------------------------------------------------------------------------------

Fees and Expenses of the Fund

      The following  tables are provided to help you  understand  the fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for the management of its assets,  administration and other  services.  Those expenses are subtracted  from the Fund's assets to calculate the Fund's net asset values per share.  All  shareholders  therefore pay those  expenses  indirectly.  The  numbers  below are based on the  Fund's expenses during its fiscal year ended July 31, 2006.

Shareholder  Fees.  The Fund does not charge any initial  sales  charge to buy shares or to  reinvest  dividends.  There are no exchange  fees or  redemption fees and no contingent  deferred sales charges  (unless you buy Fund shares by exchanging  Class A shares of other  Oppenheimer  funds  that  were  purchased subject to a contingent  deferred  sales charge,  as described in "How to Sell
Shares").

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------------------
                                               Class A             Class Y
                                               Shares               Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Management Fees                                 0.41%               0.41%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Distribution (12b-1) Fees                       None                 None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Other Expenses(1)                               0.21%               0.02%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Total Annual Operating Expenses                 0.62%               0.43%

----------------------------------------------------------------------------------

   1.Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the
   Fund pays.  The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit these fees to 0.35% for Class A shares and 0.10% for Class Y shares of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time.  For the Fund's fiscal year ended July
   31, 2006, the transfer agent fees did not exceed the expense limitation for Class A shares. A small portion of the Class Y shares transfer agent fees were waived pursuant to this limitation.  However, the amounts did not change any of the numbers in the table above.

EXAMPLE.  The  following  example is  intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The example  assumes  that you invest  $10,000 in shares of the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment has a 5% return each year and that the Fund's operating  expenses remain the same. Your actual costs may be higher or lower,  because  expenses will vary over time. Based on these  assumptions  your  expenses  would be as  follows,  whether  or not you redeem your investment at the end of each period:

--------------------------------------------------------------------------------------
                    1 Year         3 Years            5 Years           10 Years
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

    Class A          $64             $199              $347               $777

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

    Class Y          $44             $138              $241               $543

--------------------------------------------------------------------------------------

About the Fund's Investments

THE  FUND'S  PRINCIPAL  INVESTMENT  POLICIES  AND RISKS.  The Fund  invests in short-term money market securities  meeting quality  standards  established by its Board of  Directors  as well as rules  that  apply to money  market  funds under the Investment Company Act of 1940, as amended (the "Investment  Company
Act").  The  Statement  of  Additional   Information  contains  more  detailed
information about the Fund's investment policies and risks.

      The Manager  tries to reduce risks by  diversifying  investments  and by carefully researching  investments before they are purchased.  The rate of the
Fund's  income  will vary from day to day,  generally  reflecting  changes  in overall  short-term  interest rates.  There is no assurance that the Fund will achieve its investment objective.

What Does the Fund  Invest In?  Money  market  instruments  are  high-quality, short-term debt instruments.  They may have fixed,  variable or floating interest  rates.  All of the Fund's money market  investments  must meet the special quality and maturity  requirements  set under the Investment
      Company  Act  and  the  special  standards  set  by  the  Fund's  Board, described  briefly  below.  The following is a brief  description of the types of money market securities the Fund may invest in.
   o  U.S.  Government   Securities.   These  include  obligations  issued  or
      guaranteed   by  the  U.S.   Government   or  any  of  its  agencies  or
      instrumentalities.  Some are direct  obligations  of the U.S.  Treasury, such as Treasury bills,  notes and bonds,  and are supported by the full
      faith  and  credit  of  the  United   States.   Other  U.S.   government
      securities,  such as pass-through  certificates issued by the Government
      National  Mortgage  Association  (Ginnie Mae), are also supported by the
      full  faith  and  credit  of  the  U.S.   government.   Some  government
      securities  agencies or  instrumentalities  of the U.S.  government  are supported  by the right of the issuer to borrow from the U.S.  Treasury, such as  securities of Federal  National  Mortgage  Association  (Fannie
      Mae).   Others   may  be   supported   only   by  the   credit   of  the
      instrumentality,  such as  obligations  of  Federal  Home Loan  Mortgage
      Corporation (Freddie Mac).
   o  Bank  Obligations.  The  Fund  can buy time  deposits,  certificates  of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.
   o  Commercial   Paper.   Commercial   paper  is  a  short-term,   unsecured
      promissory  note of a  domestic  or foreign  company or other  financial firm.  The Fund may buy  commercial  paper  only if it  matures  in nine months or less from the date of purchase.
   o  Corporate  Debt  Obligations.  The Fund can  invest in other  short-term corporate debt obligations,  besides  commercial paper, that at the time of purchase by the Fund meets the Fund's  quality  standards,  described below.
   o  Other  Money  Market  Obligations.  The Fund may invest in money  market obligations  other  than  those  listed  above  if they are  subject  to repurchase  agreements or guaranteed as to their  principal and interest by a corporation  whose commercial paper may be purchased by the Fund or by a  domestic  bank.  The bank must  meet  credit  criteria  set by the
      Fund's Board of Directors.

      Additionally,  the Fund may buy other money market  instruments that its
Board  of  Directors   approves   from  time  to  time.   They  must  be  U.S.
dollar-denominated  short-term  investments  that the Board must  determine to have minimal credit risks.

      Currently,  the Board has approved  the  purchase of  dollar-denominated obligations  of  foreign  banks  (payable  in the U.S.  or in  other  approved locations),  floating or variable rate demand notes,  asset-backed securities, and bank loan  participation  agreements.  Their  purchase  may be  subject to restrictions  adopted by the Board from time to time. That limitation does not apply to securities issued by foreign branches of U.S. banks.

Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds." The Fund's Board of Directors has approved making the Fund's shares available as an investment for those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund.
      From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are There Limitations on
      Frequent Purchases, Redemptions and Exchanges?" in this Prospectus.

WHAT CREDIT QUALITY AND MATURITY  STANDARDS  APPLY TO THE FUND'S  INVESTMENTS?
Money market  instruments are subject to credit risk, the risk that the issuer might not make timely  payments of interest on the security or repay principal when it is due. The Fund may buy only those  investments  that meet  standards set by the Board of  Directors  and in the  Investment  Company  Act for money market  funds.  The Fund's  Board has adopted  evaluation  procedures  for the
Fund's  portfolio,  and the Manager has the  responsibility to implement those procedures when selecting investments for the Fund.

      In  general,  the  Fund  buys  only  high-quality  investments  that the
Manager  believes  present  minimal  credit  risk  at the  time  of  purchase.
"High-quality" investments are:
   o  rated in one of the two  highest  short-term  rating  categories  of two national rating organizations, or
   o  rated  by one  rating  organization  in one of its  two  highest  rating categories (if only one rating  organization  has rated the investment),
      or
   o  unrated  investments,  subject to review by the Fund's  Board,  that the
      Manager  determines  are comparable in quality to the two highest rating categories.

      The  procedures  also limit the amount of the Fund's  assets that can be invested in the securities of any one issuer (other than the U.S.  government, its agencies and  instrumentalities),  to spread the Fund's  investment risks.
Generally a security's  maturity must not exceed 397 days.  Finally,  the Fund must maintain an average portfolio maturity of not more than 90 days.
CAN THE  FUND'S  INVESTMENT  OBJECTIVE  AND  POLICIES  CHANGE?  The  Board  of
Directors of the Fund may change non-fundamental  policies without shareholder approval,  although  significant  changes will be described in  amendments  to this Prospectus.  Fundamental  policies cannot be changed without the approval of a majority of the Fund's  outstanding  voting shares. The Fund's investment objective is a  fundamental  policy.  Some  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment  techniques  and  strategies  described  below.  The Fund might not always use all of them. These techniques involve risks,  although some of them are designed to help reduce overall  investment or market risks. The Statement of  Additional  Information  contains  more  information  about  some of these practices.

Floating  Rate/Variable  Rate Notes. The Fund can purchase notes with floating or variable  interest  rates.  Variable  rates are  adjustable at stated
      periodic intervals.  Floating rates are adjusted automatically according to a  specified  market rate or  benchmark,  such as the prime rate of a bank.  If the  maturity  of a note is greater  than 397 days,  it may be purchased only if it has a demand feature.  That feature must permit the
      Fund to  recover  the  principal  amount  of the note on not  more  than thirty days' notice at any time,  or at  specified  times not  exceeding
      397 days from purchase.
Obligations of Foreign Banks and Foreign  Branches of U.S. Banks. The Fund can
      invest in U.S.  dollar-denominated  securities of foreign banks that are payable in the U.S. or in other locations  approved by the Fund's Board.
      It can also buy  dollar-denominated  securities  of foreign  branches of
      U.S.  banks.  These  securities  have  investment  risks  different from obligations of domestic  branches of U.S.  banks.  Risks that may affect the bank's ability to pay its debt include:
   o  political and economic  developments in the country in which the bank or branch is located,
   o  imposition  of  withholding  taxes on  interest  income  payable  on the securities,
   o  seizure or nationalization of foreign deposits,
   o  the establishment of exchange control regulations, and
   o  the adoption of other  governmental  restrictions  that might affect the payment of principal and interest on those securities.

      Additionally,   not  all  of  the  U.S.  and  state   banking  laws  and
      regulations  that  apply to  domestic  banks  and that are  designed  to protect  depositors and investors apply to foreign  branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.
Bank  Loan  Participation  Agreements.  The  Fund  can  invest  in  bank  loan participation  agreements.  They provide the Fund an undivided  interest in a loan  made  by  the  issuing  bank  in the  proportion  the  Fund's interest bears to the total principal  amount of the loan. In evaluating the risk of these  investments,  the Fund looks to the  creditworthiness of the borrower or guarantor  that is  obligated to make  principal  and interest payments on the loan. Because the participation  agreements are not  rated the Fund will make the  determination  that the  borrower  or
      guarantor  has  received  a  short-term   rating  on  a  class  of  debt
      obligations  (or  any  debt  obligation   within  that  class)  that  is
      comparable  in priority  and  security  with the  underlying  loan.  The
      Fund's  investments  in  bank  loan  participation  agreements  will  be subject to the Fund's limits on investments in illiquid securities.
Asset-Backed  Securities.  The Fund can  invest in  asset-backed  investments.
      These are  fractional  interests  in pools of  consumer  loans and other trade  receivables,  which are the  obligations of a number of different parties.  The  income  from the  underlying  pool is passed  through  to investors, such as the Fund.

      These investments might be supported by a credit enhancement,  such as a letter of credit,  a  guarantee  or a  preference  right.  However,  the
      credit  enhancement   generally  applies  only  to  a  fraction  of  the
      security's  value.  If the  issuer  of  the  security  has  no  security interest  in the  related  collateral,  there is the risk  that the Fund could lose money if the issuer defaults.
Repurchase  Agreements.  The Fund may enter into repurchase  agreements.  In a repurchase  transaction,  the Fund buys a  security  and  simultaneously sells  it to the  vendor  for  delivery  at a  future  date.  Repurchase agreements must be fully  collateralized.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any  delay in its  ability  to do so.  The Fund  will not  enter  into a repurchase  agreement that will cause more than 10% of its net assets to be subject to repurchase  agreements maturing in more than 7 days. There is no limit on the amount of the  Fund's net assets  that may be subject to repurchase agreements of 7 days or less.
Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them
      or  dispose  of  them  promptly  at  an  acceptable  price.   Restricted
      securities may have terms that limit their resale to other  investors or may require  registration  under applicable  securities laws before they can be sold publicly.  The Fund will not invest more than 10% of its net assets in illiquid or restricted  securities.  That limit does not apply to  certain  restricted  securities  that are  eligible  for  resale  to qualified  institutional  purchasers.  The Manager monitors  holdings of illiquid  securities  on an ongoing  basis to determine  whether to sell any holdings to maintain  adequate  liquidity.  Difficulty  in selling a security may result in a loss to the Fund or additional costs.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established  by the Fund's Board of  Directors,  under an investment advisory agreement which states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an  investment  advisor  since January 1960.
The Manager and its subsidiaries and controlled  affiliates  managed more than
$215 billion in assets as of June 30, 2006,  including other Oppenheimer funds with more than 6 million shareholder  accounts.  The Manager is located at Two
World  Financial  Center,  225  Liberty  Street,  11th  Floor,  New  York,  NY
10281-1008.

Advisory Fees.  Under the  Investment  Advisory  Agreement,  the Fund pays the
      Manager an advisory  fee at an annual rate that  declines on  additional assets as the Fund grows:  0.45% of the first $500  million of aggregate net assets,  0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets,  0.375% of the next $1.5 billion of net assets,  and  0.35% of  average  annual  net  assets  in  excess of $3.0 billion.  The Fund's  management  fee for the fiscal year ended July 31,
      2006 was 41% of the Fund's average annual net assets for each class.

       A discussion  regarding the basis for the Board of Directors'  approval of the Fund's  investment  advisory  contract is available in the Fund's
      Semi-Annual  Report  to the  shareholders  for six  month  period  ended
      January31, 2006.

Portfolio  Managers.  The  Fund's  portfolio  is managed by Barry D. Weiss and
      Carol  E.  Wolf  who  are  primarily   responsible  for  the  day-to-day
      management of the Fund's investments.

       Mr. Weiss has been Vice President of the Fund and a manager of the
Fund's portfolio since July 2001.  Mr. Weiss has been a Vice President of the
Manager since July 2001 and of HarbourView Asset Management Corporation since
June 2003 and is an officer of four other portfolios in the OppenheimerFunds complex.  He was formerly Assistant Vice President and Senior Credit Analyst of the Manager from February 2000 through June 2001.  Prior to joining the
Manager in February 2000, he was Associate Director, Structured Finance, at
Fitch IBCA Inc. from April 1998 through February 2000.

      Ms. Wolf has been a Vice President of the Fund manager of the Fund's portfolio since July 1998.  Ms. Wolf has been a Senior Vice President of the
Manager since June 2000 and of HarbourView Asset Management Corporation since
June 2003 and is an officer of four other portfolios in the OppenheimerFunds complex.  She was formerly Vice President of the Manager from June 1990 through June 2000.

      The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

Pending  Litigation.  A  consolidated  amended  complaint  has been filed as a putative  class action  against the Manager and the Transfer  Agent (and other defendants) in the U.S.  District Court for the Southern  District of New York
on January  10,  2005 and  amended on March 4, 2005.  The  complaint  alleged, among other things,  the Manager charged  excessive fees for  distribution and other costs,  that by permitting  and/or  participating in those actions,  the
Directors/Trustees  and the  Officers of the funds  breached  their  fiduciary duties to fund  shareholders  under the  Investment  Company Act and at common law. The  plaintiffs  sought  unspecified  damages,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response  to the  defendants'  motions to dismiss the suit,  seven of eight counts in the  complaint,  including the claims  against  certain of the
Oppenheimer  funds,  as nominal  defendants,  and against  certain present and former Directors,  Trustees and Officers of the funds, and the Distributor, as defendants,  were  dismissed  with  prejudice,  by court order dated March 10,
2006,  and the remaining  count against the Manager and the Transfer Agent was dismissed  with  prejudice by court order dated April 5, 2006.  The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager  believes  that it is  premature to render any opinion as to
the   likelihood   of  an  outcome   unfavorable   to  it,   the  funds,   the
Directors/Trustees  of the  Officers  on the  appeal of the  decisions  of the district  court,  and that no  estimate  can yet be made  with any  degree  of certainty  as to the  amount  or range of any  potential  loss.  However,  the manager  believes that the allegations  contained in the complaint are without merit and that there are substantial  grounds to sustain the district  court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

      The Fund  intends to be as fully  invested as  possible to maximize  its yield.  Therefore,  newly-purchased  shares  normally  will  begin  to  accrue dividends after the Distributor  accepts your purchase order,  starting on the business day after the Fund receives Federal Funds from your purchase payment.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your  behalf.  A  broker-dealer  may  charge a  processing  fee for that service.

o     Guaranteed   Payment   Procedures.    Some   broker/dealers   may   have
      arrangements  with the  Distributor  to  enable  them to place  purchase orders for shares on a regular  business day and to  guarantee  that the
      Fund's  custodian bank will receive  Federal Funds to pay for the shares by 2:00 p.m. on the next regular  business day. The shares will start to accrue  dividends  starting on the day the Federal Funds are received by
      2:00 p.m.
Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  new
      account   application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado  80217.  If you  don't  list a dealer on the  application,  the
      Distributor  will act as your agent in buying the  shares.  However,  we recommend  that you discuss  your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.
o     ?Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum  investment is $2,500 for wire purchases.  Before sending a wire, call the Distributor's  Wire
      Department at  1.800.225.5677  to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)
      system.  You can  provide  those  instructions  automatically,  under an
      Asset Builder Plan, described below, or by telephone  instructions using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please  refer  to
      "AccountLink," below for more details.
   Buying Shares Through Asset Builder Plans.  You may purchase  shares of the
      Fund  automatically  from  your  account  at a bank or  other  financial institution  under an Asset Builder Plan with  AccountLink.  Details are in the  Asset  Builder  Application  and  the  Statement  of  Additional
      Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
o     If you establish one of the many types of retirement  plan accounts that
      OppenheimerFunds  offers,  more fully described under "Special  Investor
      Services," you can start your account with as little as $500.

o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment
      plan,  you  can  make  an  initial   investment  of  $500.  The  minimum
      subsequent  investment is $50,  except that for any account  established under  one of these  plans  prior  to  November  1,  2002,  the  minimum additional investment will remain $25.

o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from
      unit   investment   trusts   that  have  made   arrangements   with  the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net asset value per share.  No initial  sales charge  applies.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no  guarantee  the Fund will  maintain  a stable  net asset  value of
$1.00 per share.  The offering price that applies to a purchase order is based on the next  calculation  of the net asset  value per share that is made after the  Distributor  receives the purchase  order at its offices in Colorado,  or after  any  agent  appointed  by the  Distributor  receives  the  order.  Your financial  adviser can provide you with more  information  regarding  the time you must submit your  purchase  order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares as of the close of the New York Stock  Exchange  (the  "NYSE") on each day the NYSE is open for trading  (referred  to in this  Prospectus as a "regular  business  day").  The NYSE normally  closes at 4:00 p.m.,

      Eastern  are to "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares that are  outstanding  on that day. Under a policy adopted by the Fund's
      Board  of  Directors,  the  Fund  uses  the  amortized  cost  method  to determine its net asset value to value its securities.

      If, after the close of the principal  market on which a security held by the Fund is  traded,  and  before  the time the  Fund's  securities  are priced that day, an event occurs that the Manager  deems likely to cause a material  change in the value of such  security,  the Fund's  Board of
      Directors has authorized the Manager,  subject to the Board's review, to ascertain a fair value for such  security.  A security's  valuation  may differ depending on the method used for determining value.

The Offering  Price.  To receive the offering price for a particular  day, the
      Distributor or its designated  agent must receive your order,  in proper form as described in this  Prospectus,  by the time the NYSE closes that day.  If your  order is  received  on a day when the NYSE is  closed  or after it has  closed,  the order will  receive the next  offering  price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer,  your dealer must  receive the order by the close of the NYSE  (normally  4:00
      p.m.  Eastern time). If your order is received on a day when the NYSE is closed or after it is closed,  the order will receive the next  offering price that is determined.

------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund  offers  investors  two different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to  different  expenses  and may have  different  share  prices.  When you buy shares,  be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares there is no initial sales charge on your purchase.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class Y Shares.  Class Y shares  are  offered  only to  certain  institutional investors that have a special agreement with the Distributor.
------------------------------------------------------------------------------

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is the net asset  value  per share  without  any  initial  sales charge.

Will You Pay a Sales  Charge  When You Sell Class A Shares?  The Fund does not charge a fee when  you  redeem  Class A  shares  of this  Fund  that you bought  either  directly or by  reinvesting  dividends or  distributions from another  Oppenheimer fund.  Generally,  you will not pay a fee when you redeem  Class A shares of this Fund you bought by  exchange of Class
      A shares of another Oppenheimer fund. However,
   o  if you  bought  shares  of this  Fund by  exchanging  Class A shares  of another  Oppenheimer  fund that were  subject to the Class A  contingent deferred sales charge of that fund, and
   o  if those  shares  remain  subject  to that Class A  contingent  deferred sales charge when you exchange them into this Fund,
   o  then,  you will pay the  contingent  deferred sales charge if you redeem those  shares from this Fund (i) within 24 months of the  purchase  date of the  shares  you  exchanged,  if you  initially  purchased  shares of either  Rochester  Fund  Municipals or  Oppenheimer  Rochester  National
      Municipals,  or (ii) within 18 months of the purchase date of the shares of the fund you exchanged,  if you initially purchased Class A shares of any other Oppenheimer fund.

o     Other Special Sales Charge  Arrangements  and Waivers.  The Fund and the
      Distributor offer additional  arrangements to waive contingent  deferred sales charges for certain types of transactions  and for certain classes of  investors  (primarily  retirement  plans  that  purchase  shares  in special programs through the  Distributor).  The Fund reserves the right to  amend or  discontinue  these  programs  at any  time  without  prior notice.  These are  described  in  greater  detail in  Appendix C to the
      Statement  of  Additional  Information,  which may be ordered by calling
      800.225.5677    or   through   the    OppenheimerFunds    website,    at
      www.oppenheimerfunds.com  (follow the  hyperlinks  "Access  Accounts and
      Services" - "Forms & Literature" - "Order  Literature" - "Statements  of
      Additional  Information").  A  description  of these waivers and special
      sales  charge   arrangements  is  also  available  for  viewing  on  the
      OppenheimerFunds  website (under the hyperlinks  "Research  Funds - Fund
      Documents - View a  description...")To  receive a waiver or special  sales charge  rate  under  these  programs,  the  purchaser  must  notify  the
      Distributor  (or other financial  intermediary  through which shares are being  purchased)  at the time of purchase or notify the Transfer  Agent at the  time of  redeeming  shares  for  those  waivers  that  apply  to contingent deferred sales charges.

WHO CAN BUY CLASS Y  SHARES?  Class Y shares  are sold at net asset  value per share  without  sales charge  directly to  institutional  investors  that have special  agreements with the  Distributor  for this purpose.  They may include insurance companies,  registered investment companies,  employee benefit plans and Section 529 plans, among others.  Individual  investors cannot buy Class Y shares directly.

      An  institutional  investor that buys Class Y shares for its  customers'
accounts may impose  charges on those  accounts.  The  procedures  for buying, selling,  exchanging  and  transferring  the Fund's Class A shares (other than the time those orders must be received by the  Distributor  or Transfer  Agent at their  Colorado  office)  and the special  account  features  available  to investors  buying Class A shares do not apply to Class Y shares.  Instructions for  buying,  selling,  exchanging  or  transferring  Class Y  shares  must be submitted  by the  institutional  investor,  not by its  customers  for  whose benefit the shares are held.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the
Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
o     transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
   o  have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any change you make to the bank  account  information  must be made by signature-guaranteed  instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the special PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem  some or all of your Fund  shares that were purchased by reinvesting  dividends from the Fund or another  Oppenheimer funds account or by exchanging  shares from another  Oppenheimer funds account on which you paid a sales  charge,  you have up to six months to reinvest  all or part of the  redemption  proceeds  in Class A shares  of other  Oppenheimer funds without paying a sales charge.  This privilege does not apply to Class Y shares.  You must be sure to ask the  Distributor  for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:
Individual  Retirement Accounts (IRAs.) These include regular IRAs, Roth IRAs,
      Simple IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

      You  can  sell  (redeem)  some  or all of  your  shares  on any  regular business day. Your shares will be sold at the next net asset value  calculated after your order is received by the Distributor or your  authorized  financial intermediary,  in  proper  form  (which  means  that it must  comply  with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by writing a letter,  by wire,  by using the Fund's checkwriting  privilege,  or by  telephone.  You  can  also  set up  Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a  special  situation,  such  as due to the  death  of  the  owner  or  from a
retirement   plan  account,   please  call  the  Transfer   Agent  first,   at
1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption  check is not payable to all  shareholders  listed on the account statement.
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement.
   o  Shares are being  transferred  to a Fund account with a different  owner or name.
   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed.  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
   o  a U.S. bank, trust company, credit union or savings association, or
   o  a foreign bank that has a U.S. correspondent bank,
   o  a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
   o  a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.

      If you are  signing  on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.
Retirement  Plan Accounts.  There are special  procedures to sell shares in an
      OppenheimerFunds  retirement plan account. Call the Transfer Agent for a distribution  request form. Special income tax withholding  requirements apply  to  distributions  from  retirement  plans.  You  must  submit  a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan, you must ask the plan  trustee or  administrator  to request the sale of the Fund shares in your plan account.

Receiving  Redemption  Proceeds by Wire.  While the Fund  normally  sends your money by check,  you can arrange to have the  proceeds of the shares you sell sent by Federal  Funds wire to a bank  account  you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve wire system.  The  minimum  redemption  you can have sent by wire is  $2,500.
      There  is a $10 fee for  each  request.  To find  out how to set up this feature on your account or to arrange a wire,  call the  Transfer  Agent at 1.800.225.5677.

CHECKWRITING.  To  write  checks  against  your  Fund  account,  request  that privilege  on your  account  application,  or contact the  Transfer  Agent for signature  cards.  They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a  signature  card to  establish  checkwriting  in another  Oppenheimer  fund, simply  call  1.800.225.5677  to request  checkwriting  for an account in this
Fund with the same registration as the other account.
   o  Checks can be written to the order of  whomever  you wish but may not be cashed  at the  bank  the  checks  are  payable  through  or the  Fund's custodian bank.

   o  Checkwriting  privileges  are not  available  for  Class Y  accounts  or accounts holding shares that are subject to a contingent  deferred sales charge.

o     Checks  must be written  for at least  $500.  Checks  written  below the stated  amount on the check will not be accepted.  However,  if you have existing  checks  indicating a $100 minimum,  you may still use them for amounts of $100 or more.
o     Checks  cannot be paid if they are  written  for more than your  account value.  Remember,  your account  value may  fluctuate and you should not write a check close to the total account value.
   o  You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments  within the prior 10 days.
   o  Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL. Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for requests by mail: Send  courier or express  mail requests to:
OppenheimerFunds Services                       OppenheimerFunds Services
P.O. Box 5270                                   10200   E.   Girard    Avenue,
Building D
Denver, Colorado 80217                    Denver, Colorado 80231

HOW DO YOU SELL SHARES BY  TELEPHONE.  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received  by the  Transfer  Agent by the close of the NYSE that day,  which is normally 4:00 p.m.  Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored  qualified retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink  or by Wire.  There are no dollar
      limits  on  telephone   redemption  proceeds  sent  to  a  bank  account
      designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge a  processing  fee for that service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

Will I Pay a Sales  Charge  When I Sell My Shares?  The Fund does not charge a fee when you redeem  shares of this Fund that you bought  directly or by reinvesting  dividends  or  distributions  from  this  Fund  or  another
      Oppenheimer  fund.  Generally,  you will  not pay a fee when you  redeem shares  of this  Fund you  bought  by  exchange  of  shares  of  another
      Oppenheimer  fund.  However,  if you  bought  shares  of  this  Fund  by exchanging  Class A shares of another  Oppenheimer  fund that you bought subject to the Class A contingent  deferred sales charge,  you may pay a contingent  deferred sales charge as described in "How Can You Buy Class
      A Shares."

How to Exchange Shares

   If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can exchange your shares for shares of the same class of  another  Oppenheimer  fund that  offers  the  exchange  privilege.  For example,  you can  exchange  Class A shares  of the Fund  only for  Class A shares  of  another  fund.  To  exchange  shares,  you  must  meet  several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.

   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish  your  account,  you must hold the shares you buy for at least seven days before you can exchange  them.  After the account is open seven days,  you can exchange  shares every  regular  business day, subject to the limitation described below.

   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally,  exchanges  may be made only between  identically  registered accounts,  unless all account owners send written exchange  instructions with a signature guarantee.
   o  Before  exchanging  into a fund, you must obtain and read its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.  Since shares of this Fund normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.  Please refer to "How to Exchange Shares" in the Statement of
Additional Information for more details.

You can find a list of the Oppenheimer funds that are currently  available for exchanges in the Statement of Additional  Information or you can obtain a list by calling a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

A contingent  deferred  sales  charge  (CDSC) is not charged when you exchange shares of the Fund for shares of another  Oppenheimer  fund.  However,  if you acquire shares of the Fund in exchange for shares of another  Oppenheimer fund that are subject to a CDSC  holding  period,  that  holding  period will carry over  to the  acquired  shares  of the  Fund.  A CDSC  may be  imposed  if the acquired  shares are redeemed  before the end of the CDSC holding  period that applied to the exchanged shares.

There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and  circumstances are described in  detail  in the  "How to  Exchange  Shares"  section  in the  Statement  of
Additional Information.

      You may pay a sales  charge  when  you  exchange  shares  of this  Fund.
Because  shares of this Fund are sold without sales charge,  in some cases you may pay a sales  charge  when you  exchange  shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge.  You will not pay a sales  charge  when  you  exchange  shares  of this  Fund  purchased  by reinvesting  dividends or  distributions  from this Fund or other  Oppenheimer funds,  or when you  exchange  shares of this Fund  purchased  by  exchange of shares of an eligible fund on which you paid a sales charge.

HOW DO YOU SUBMIT  EXCHANGE  REQUESTS?  Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan:
Written Exchange Requests.  Send a request letter, signed by all owners of the account  to the  Transfer  Agent  at the  address  on  the  back  cover.
      Exchanges  of  shares  for which  share  certificates  have been  issued cannot be processed  unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative  or by using  PhoneLink by calling 1.800.225.5677.  You may submit internet exchange requests on the  OppenheimerFunds  internet website,  at  oppenheimerfunds.com.  You must have  obtained a user I.D.  and  password to make  transactions  on that  website.  Telephone  and/or  internet  exchanges  may be made only between  accounts that are registered with the same name(s) and address.
      Shares  for  which  share  certificates  have  been  issued  may  not be exchanged by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can authorize the Transfer  Agent to exchange a predetermined  amount of shares  automatically  on a monthly, quarterly, semi-annual or annual basis.
Please  refer to "How to  Exchange  Shares"  in the  Statement  of  Additional
Information for more details

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?
Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Directors have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund, including this Fund, at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund, including this Fund, would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

      More  information  about the Fund's  policies and procedures for buying, selling and  exchanging  shares is  contained in the  Statement of  Additional
Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of  Directors  at any time the Board  believes it is in the Fund's best interest to do so.

Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.

Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check,  or through  AccountLink  or by Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances   determined  by  the  SEC,  payment  may  be  delayed  or
      suspended.  For  accounts  registered  in the  name of a  broker-dealer, payment will  normally be forwarded  within  three  business  days after redemption.

The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's  portfolio.  If the Fund redeems your shares in kind, you may bear  transaction  costs and will bear  market  risks until such time as such securities are converted into cash.

Federal  regulations  may require  the Fund to obtain your name,  your date of birth  (for a  natural  person),  your  residential  street  address  or principal  place of business and your Social Security  Number,  Employer
      Identification  Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain circumstances  or to open corporate  accounts.  The Fund or the Transfer
      Agent may use this  information to attempt to verify your identity.  The
      Fund  may  not  be  able  to  establish  an  account  if  the  necessary information  is not received.  The Fund may also place limits on account transactions  while it is in the  process of  attempting  to verify your identity.  Additionally,  if the Fund is unable to verify your  identity after your  account is  established,  the Fund may be required to redeem your shares and close your account.

"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy notices will be sent to you commencing  within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends and Taxes

DIVIDENDS.  The Fund intends to declare  dividends from net investment  income each regular  business day and to pay those dividends to shareholders  monthly on a date  selected by the Board of  Directors.  To maintain a net asset value of $1.00 per share,  the Fund might withhold  dividends or make  distributions from capital or capital  gains.  Daily  dividends will not be declared or paid on newly  purchased  shares until Federal Funds are available to the Fund from the purchase payment for such shares.

CAPITAL  GAINS.  The Fund  normally  holds  its  securities  to  maturity  and therefore will not usually pay capital gains.  Although the Fund does not seek capital  gains,  it could  realize  capital  gains  on the  sale of  portfolio securities.  If it does, it may make  distributions  out of any net short-term
or  long-term   capital  gains  annually.   The  Fund  may  make  supplemental
distributions  of dividends and capital gains  following the end of its fiscal year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.
The Fund expects  that its  distributions  will consist  primarily of ordinary income,  which is subject to Federal income tax and may be subject to state or local taxes.  Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term  capital gains are taxable as long-term  capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Whether you reinvest  your  distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  Any long-term  capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

      The  Fund  intends  each  year to  qualify  as a  "regulated  investment company"  under the  Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal year.  The Fund, as a regulated investment company,  will not be subject to Federal income taxes on any of its income,  provided  that  it  satisfies  certain  income,  diversification  and distributions requirements.

      Because  the Fund seeks to  maintain a stable  $1.00 per share net asset value,  it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference  between the price you paid for the shares and the price you  received  when you sold them.
Any capital gain is subject to capital gains tax.

      In certain  cases,  distributions  made by the Fund may be  considered a non-taxable  return of capital to  shareholders.  If that  occurs,  it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  Federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

      The Financial  Highlights  Tables are  presented to help you  understand the Fund's  financial  performance  for the past five  fiscal  years.  Certain information  reflects  financial  results for a single  Fund share.  The total returns in the tables  represent  the rate that an investor  would have earned
(or  lost)  on an  investment  in  the  Fund  (assuming  reinvestment  of  all dividends and  distributions).  This information has been audited by KPMG LLP, the Fund's independent  registered public accounting firm, whose report, along with  the  Fund's  financial  statements,  is  included  in the  Statement  of
Additional Information, which is available on request.

                     OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
CLASS A         YEAR ENDED JULY 31,                     2006          2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain              .04 1         .02 1          -- 2         .01           .02
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.04)         (.02)           -- 2        (.01)         (.02)
Distributions from net realized gain                      --            --            --            -- 2          -- 2
                                                  --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.04)         (.02)           -- 2        (.01)         (.02)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                          3.92%         1.80%         0.43%         0.84%         1.88%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,596,820    $1,962,575    $1,797,049    $1,955,368    $2,093,484
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,885,665    $1,856,740    $1,808,266    $2,014,466    $2,005,530
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   3.79%         1.78%         0.43%         0.83%         1.88%
Total expenses                                          0.62%         0.65%         0.73%         0.72%         0.79%
Expenses after payments and waivers
and reduction to custodian expenses                     0.62%         0.65%         0.72%         0.72%         0.63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y           YEAR ENDED JULY 31,                        2006      2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                   $     1.00   $    1.00
--------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain 2                 .04         .02
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.04)       (.02)
Distributions from net realized gain                           --          --
                                                       -------------------------
Total dividends and/or distributions to shareholders         (.04)       (.02)
--------------------------------------------------------------------------------

Net asset value, end of period                         $     1.00   $    1.00
                                                       =========================

--------------------------------------------------------------------------------
TOTAL RETURN 3                                               4.08%       1.85%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $1,007,940   $  25,223
--------------------------------------------------------------------------------
Average net assets (in thousands)                      $  347,670   $  22,892
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        4.52%       2.05%
Total expenses                                               0.43% 5     0.52% 6

1. For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer Money Market Fund, Inc.
The  following  additional  information  about the Fund is  available  without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining  the Fund's  privacy  policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail
                              through the OppenheimerFunds website. You may
                              also read or download certain documents on the
                              OppenheimerFunds website:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other  than what is  contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the
Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any person  in any state or other  jurisdiction  where it is  unlawful  to make such an offer.
                                         The Fund's shares are distributed by:
The Fund's SEC File No. 811-2454              [logo]          OppenheimerFunds
Distributor, Inc.

PR0200.001.0906
Printed on recycled paper.

                          APPENDIX TO PROSPECTUS OF
                     OPPENHEIMER MONEY MARKET FUND, INC.

      Graphic material  included in the Prospectus of Oppenheimer Money Market
Fund, Inc.: "Annual Total Returns (Class A) (as of 12/31 each year)."

      A bar chart will be  included in the  Prospectus  of  Oppenheimer  Money
Market  Fund,  Inc.  (the  "Fund")  depicting  the annual  total  returns of a hypothetical  investment  in  Class A  shares  of the Fund for each of the ten most recent calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                             Annual Total Returns

12/31/96                                         4.78%
12/31/97                                         4.94%
12/31/98                                         4.91%
12/31/99                                         4.71%
12/31/00                                         5.92%
12/31/01                                         3.73%
12/31/02                                         1.35%
12/31/03                                         0.52%
12/31/04                                         0.75%

12/31/05                                         2.71%

------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 27, 2006

      This  Statement of Additional  Information  ("SAI") is not a Prospectus.
This document contains  additional  information about the Fund and supplements information  in the  Prospectus  dated  September  27, 2006. It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund

Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Other Investment Restrictions..............................................
   Disclosure of Portfolio Holdings...........................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Directors and Oversight Committees................................
   Directors and Officers of the Fund.........................................
   The Manager................................................................
   Payments to Fund Intermediaries............................................

Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.......................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1

------------------------------------------------------------------------------

A B O U T T H E F U N D
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

.......The investment  objective and the principal  investment  policies of the
Fund  are  described  in  the  Prospectus.   This  SAI  contains  supplemental
information  about those policies and the types of securities  that the Fund's investment  Manager,  OppenheimerFunds,  Inc. (the "Manager"),  may select for the Fund.  Additional  explanations are also provided about the strategies the
Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent  with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest rates.  Because the current value of debt securities  varies inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increase after a security is purchased,  that security would normally  decline in  value.  Conversely,  if  interest  rates  decrease  after  a  security  is purchased,  its value would rise.  However,  those  fluctuations in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually intend to dispose of securities  prior to their  maturity.  A debt security  held to maturity is redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell  securities  prior to their  maturity,  to  attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under Rule 2a-7 of the  Investment  Company Act of 1940 (the
"Investment  Company  Act") the Fund uses the  amortized  cost method to value its  portfolio  securities  to determine the Fund's net asset value per share.
Rule 2a-7 places  restrictions  on a money market  fund's  investments.  Under that Rule,  the Fund may  purchase  only those  securities  that the  Manager, under Board-approved  procedures, has determined have minimal credit risks and
are  "Eligible   Securities."  The  rating   restrictions   described  in  the
Prospectus  and this SAI do not  apply to banks in which  the  Fund's  cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical rating  organizations." That term is defined in Rule 2a-7 and they are  referred  to as "Rating  Organizations"  in this SAI.  If only one Rating
Organization  has rated that  security,  it must have been rated in one of the two  highest  rating  categories  by  that  Rating  Organization.  An  unrated security that is judged by the Manager,  subject to review by the Fund's Board of Directors,  to be of  comparable  quality to Eligible  Securities  rated by
Rating Organizations may also be an "Eligible Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities." In addition, the Fund may not invest more than:
   o? 5% of its total assets in the  securities  of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
   o  1% of its total  assets or $1 million  (whichever  is greater) in Second
      Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a security's  rating is downgraded,  the Manager and/or the Board may have to reassess the security's  credit risk. If a security has ceased to be a
First Tier Security,  the Manager will promptly  reassess whether the security continues to present  minimal  credit risk. If the Manager  becomes aware that any Rating  Organization  has  downgraded its rating of a Second Tier Security or rated an unrated  security below its second highest  rating  category,  the
Fund's  Board of  Directors  shall  promptly  reassess  whether  the  security presents  minimal  credit risk and whether it is in the best  interests of the
Fund to dispose of it.

      If the Fund  disposes  of the  security  within five days of the Manager learning of the downgrade,  the Manager will provide the Board with subsequent notice of such  downgrade.  If a security  is in  default,  or ceases to be an
Eligible  Security,  or is  determined  no longer to  present  minimal  credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations  currently designated as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission
("SEC")  are  Standard & Poor's (a  division  of the  McGraw-Hill  Companies),
Moody's Investors Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited.   Appendix  A  to  this  SAI  contains  descriptions  of  the  rating categories  of those  Rating  Organizations.  Ratings at the time of  purchase will  determine  whether  securities  may be acquired  under the  restrictions described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  Government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.

      Among the U.S.  government  securities that may be purchased by the Fund are  "mortgage-backed  securities" of Fannie Mae, Government National Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely payment of principal and interest on Ginnie Mae  pass-through  securities  are  guaranteed  by the full faith and  credit  of the  United  States.  These  mortgage-backed  securities include  "pass-through"  securities  and  "participation  certificates."  Both types of securities  are similar,  in that they  represent  pools of mortgages that are  assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by individual  mortgagors  are "passed  through" to the holders  of the  interests  in  the  pool.  Another  type  of  mortgage-backed security  is the  "collateralized  mortgage  obligation."  It is  similar to a conventional bond and is secured by groups of individual mortgages.

      |X|   Time  Deposits  and Other Bank  Obligations.  The types of "banks"
whose  securities the Fund may buy include  commercial  banks,  savings banks, and  savings  and loan  associations,  which may or may not be  members of the
Federal  Deposit  Insurance  Corporation.  The Fund may also buy securities of
"foreign banks" that are:
         o  foreign   branches  of  U.S.   banks  (which  may  be  issuers  of
            "Eurodollar" money market instruments),
         o? U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o? foreign branches of foreign banks.

      The Fund may invest in fixed  time  deposits.  These are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest rate.
They may or may not be subject to withdrawal  penalties.  However,  the Fund's investments  in time deposits  that are subject to penalties  (other than time deposits  maturing  in less than 7 days)  are  subject  to the 10%  investment limitation  for investing in illiquid  securities,  set forth in "Illiquid and
Restricted Securities" in the Prospectus.

      The Fund will buy bank  obligations only from a domestic bank with total assets of at least $2.0  billion or from a foreign  bank with total  assets of at least $30.0 billion.  Those asset  requirements  apply only at the time the obligations are acquired.

      |X|   Insured   Bank   Obligations.   The  Federal   Deposit   Insurance
Corporation  insures the  deposits of banks and savings and loan  associations up to $100,000 per  investor.  Within the limits set forth in the  Prospectus, the Fund may purchase bank  obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal,  these  investments must currently  be  limited  to  $100,000  per bank.  If the  principal  amount and accrued  interest  together  exceed  $100,000,  then the  accrued  interest in excess of that $100,000 will not be insured.

      |X|   Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the  Prospectus  as to  investments  in  illiquid  securities.  If the Fund invests  in bank  loan  participation  agreements,  they are not  expected  to exceed 5% of the Fund's  total  assets.  Participation  agreements  provide an undivided  interest  in a loan  made by the  bank  issuing  the  participation interest  in the  proportion  that the buyer's  investment  bears to the total principal  amount of the loan.  Under this type of  arrangement,  the  issuing bank may have no  obligation  to the buyer  other  than to pay  principal  and interest  on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the  borrower,  which is  obligated  to make payments of principal and interest on the loan.  If the borrower  fails to pay scheduled principal or interest payments,  the Fund may experience a reduction in income.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by  pools of  assets,  primarily automobile  and  credit-card  receivables  and home  equity  loans.  They pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an asset-backed security is affected by changes in
the   market's   perception   of  the  asset   backing   the   security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity  or having a  priority  to  certain  of the  borrower's  other securities.  The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit  enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any  required  payments of  principal  and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

      The  risks  of  investing  in  asset-backed  securities  are  ultimately dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser  of an  asset-backed  security,  the Fund  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which shorten the weighted  average life of asset-backed  securities and may lower their return, in the same manner as for  prepayments of a pool of mortgage loans  underlying mortgage-backed securities.  However,  asset-backed securities do not have the benefit of the same  security  interest  in the  underlying  collateral  as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An  "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign bank, or a  broker-dealer  which has been  designated a primary dealer in government  securities.  They must meet the credit  requirements set by the
Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more  than  10% of its net  assets  to be  subject  to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company Act,  collateralized by the underlying security. The Fund's repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the  collateral's  value must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's  value.  However, if the vendor fails to pay the resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase  accounts.  These balances are invested  in one or more  repurchase  agreements,  secured by U.S.  government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate Obligations.  The Fund may invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature  entitling the  holder  to  demand  payment  of an  amount  approximately  equal  to  the amortized  cost of the  instrument or the principal  amount of the  instrument plus accrued  interest at any time,  or at specified  intervals  not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations that permit the Fund to invest fluctuating  amounts in a note. The amount may change  daily  without  penalty,  pursuant  to direct  arrangements between  the Fund,  as the note  purchaser,  and the  issuer of the note.  The interest rates on these notes  fluctuate from time to time. The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value. Accordingly,  where these obligations are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines at the time of investment that the obligations are of  comparable  quality  to the  other  obligations  in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the  creditworthiness of the issuers of the  floating and variable  rate  obligations  in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its  portfolio  securities  to  brokers,  dealers  and other financial  institutions.  These  loans are limited to not more than 10% of the value  of the  Fund's  total  assets  and  are  subject  to  other  conditions described below.  There are some risks in lending  securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the Fund's total assets.

      The Fund may receive  collateral  for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S.
government  securities  or  other  cash  equivalents  in  which  the  Fund  is permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  Such terms and the issuing bank must be  satisfactory to the Fund.

      When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities during the term of the loan. It may also receive  negotiated loan fees and the
interest  on  the  collateral  securities,   less  any  finders',   custodian,
administrative  or other fees the Fund pays in connection  with the loan.  The
Fund may share the interest it receives on the collateral  securities with the borrower  as  long as it  realizes  at  least a  minimum  amount  of  interest required by the lending guidelines established by its Board of Directors.

      The  Fund  will  not  lend  its  portfolio  securities  to any  officer,
Director,  employee or affiliate of the Fund or its Manager.  The terms of the
Fund's  loans must meet  certain  tests under the  Internal  Revenue  Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures  established  by  the  Fund's  Board  of  Directors,   the  Manager
determines  the  liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security  may have terms that limit its resale to other  investors or may  require  registration  under  applicable  laws  before  it may be sold publicly.

      Illiquid  securities  the  Fund  can  buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that  cannot  be sold  freely  due to legal or  contractual restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.

      There are restricted  securities that are not illiquid that the Fund can buy.  They include  certain  master  demand notes  redeemable  on demand,  and short-term  corporate  debt  instruments  that  are  not  related  to  current transactions  of the issuer and therefore are not exempt from  registration as commercial paper.  Illiquid securities include repurchase  agreements maturing in more than 7 days, or certain participation  interests other than those with puts exercisable within 7 days.

Other Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o? 67% or more of the  shares  present or  represented  by proxy at a shareholder  meeting,  if the  holders  of more  than  50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus  or this SAI are  "fundamental"  only if they are identified as such.  The Fund's Board of Directors can change  non-fundamental
policies  without  shareholder  approval.  However,   significant  changes  to
investment  policies  will be  described  in  supplements  or  updates  to the
Prospectus  or this SAI,  as  appropriate.  The  Fund's  principal  investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment  restrictions are fundamental  policies of the Fund as contemplated by the Investment  Company Act. The limitations of the following  policies may be  changed  to the  extent  that the  corresponding  policies  of the Act are changed by amendment, exemptive or interpretive relief:
         o? The  Fund  cannot  invest  more  than 5% of its  total  assets  in securities  of any  issuer  (except  the  U.S.  government  or its agencies or instrumentalities).
         o? The Fund cannot  invest 25% or more of its total assets in any one industry.  Except for obligations  issued or guaranteed by foreign banks, the Fund's  investments in U.S.  government  securities and bank  obligations  described in the Prospectus are not included in this limitation.
         o? The Fund cannot make loans,  except to the extent  permitted under the Investment  Company Act, the rules or  regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund, as such statute,  rules or regulations  may be amended or interpreted from time to time.
         o? The Fund may not  borrow  money,  except to the  extent  permitted under  the  Investment  Company  Act,  the  rules  or  regulations thereunder  or any exemption  therefrom  that is applicable to the
            Fund,  as such  statute,  rules or  regulations  may be amended or interpreted from time to time.
         o? The Fund cannot  invest in real estate,  physical  commodities  or commodity  contracts,  except to the  extent  permitted  under the
            Investment  Company Act, the rules or  regulations  thereunder  or any exemption  therefrom,  as such statute,  rules or  regulations may be amended or interpreted from time to time.
         o?  The Fund may not underwrite  securities issued by others,  except to the extent that a Fund may be considered an underwriter  within the  meaning  of the  Securities  Act of 1933,  as  amended,  when reselling securities held in its own portfolio.
         o  The Fund  cannot  issue  senior  securities,  except to the extent
            permitted   under  the  Investment   Company  Act,  the  rules  or
            regulations  thereunder  or  any  exemption  therefrom,   as  such
            statute,  rules or regulations may be amended or interpreted  from time to time.

      Unless the  Prospectus or this SAI states that a percentage  restriction applies on an  ongoing  basis,  it applies  only at the time the Fund makes an investment  (except  in the case of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell securities to meet the percentage  limits if the value of the  investment  increases  in  proportion  to the size of the
Fund.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating  policies that are not "fundamental,"
and  which  can be  changed  by the  Board of  Directors  without  shareholder approval.

      The Fund cannot invest in securities of other investment companies.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this SAI. This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

Public  Disclosure.  The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the  Fund's  fiscal  quarters in  semi-annual  and annual reports to  shareholders,  or in its Statements of
Investments on Form N-Q, which are publicly available at the SEC.

 Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

    The Fund, the Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or
    "consideration" for these purposes. It is a violation of the Code of
    Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

 Portfolio  managers and analysts may,  subject to the  Manager's  policies on
    communications   with  the  press  and  other  media,   discuss  portfolio
    information in interviews  with members of the media,  or in due diligence or similar meetings with clients or prospective  purchasers of Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer of the Fund and the Manager, Distributor,
    and Transfer Agent (the "CCO") shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund Is Managed

Organization  and  History.  The Fund is a  diversified,  open-end  management investment  company.  The Fund was  organized  as a  Maryland  corporation  in
December 1973.

|X|   Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has two classes of shares: Class A, and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment
 Company Act or other applicable law. The shareholders have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants'
expense.

Board of Directors and Oversight Committees. The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under  Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee. Each committee is comprised solely of Directors who are not "interested persons" under the
Investment Company Act (the "Independent Directors"). The members of the
Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A.
Randall and Joseph M. Wikler. The Audit Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006. The Audit Committee furnishes the
Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent
Auditors"). Other main functions of the Audit Committee outlined in the Audit
Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent Auditors regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the
Independent Directors; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian
F. Wruble. The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.
The Governance Committee held 9 meetings during the Fund's fiscal year ended
July 31, 2006. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance
Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Directors, including Independent Directors for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Directors except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Directors of Oppenheimer Money
Market Fund, Inc., c/o the Secretary of the Fund.

Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act;
(3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
Shareholders should note that a person who owns securities issued by
Massachusetts Mutual Life Insurance Company (the parent company of the
Manager) would be deemed an "interested person" under the Investment Company
Act. In addition, certain other relationships with Massachusetts Mutual Life
Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an
"interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a director nominee. In evaluating director nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC  rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Directors and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for directors based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds, Jr.
(Chairman), Matthew P. Fink and Mary F. Miller. The Proxy Committee held 2 meetings during the Fund's fiscal year ended July 31, 2006. The Proxy
Committee provides the Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Directors and Officers of the Fund. Except for Mr. Murphy, each of the
Directors is an Independent Director. All of the Directors are also directors or trustees of the following Oppenheimer funds (referred to as "Board I
Funds"):

Oppenheimer AMT-Free Municipals         Oppenheimer Limited Term California
                                        Municipal Fund

Oppenheimer AMT-Free New York

Municipals                              Oppenheimer Money Market Fund, Inc.
Oppenheimer Balanced Fund               Oppenheimer Multi-State Municipal Trust
Oppenheimer California Municipal Fund   Oppenheimer Portfolio Series
Oppenheimer Capital Appreciation Fund   Oppenheimer Real Estate Fund
                                        Oppenheimer Rochester Arizona Municipal

Oppenheimer Developing Markets Fund     Fund

                                        Oppenheimer Rochester Maryland Municipal
Oppenheimer Discovery Fund              Fund
                                        Oppenheimer Rochester Massachusetts
Oppenheimer Dividend Growth Fund        Municipal Fund
                                        Oppenheimer Rochester Michigan Municipal

Oppenheimer Emerging Growth Fund        Fund

                                        Oppenheimer Rochester North Carolina
Oppenheimer Emerging Technologies Fund  Municipal Fund
Oppenheimer Enterprise Fund             Oppenheimer Rochester Ohio Municipal Fund
                                        Oppenheimer Rochester Virginia Municipal
Oppenheimer Global Fund                 Fund
Oppenheimer Global Opportunities Fund   Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals
Fund                                    Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund                 OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Diversified
Fund                                    OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Growth Fund   Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer International Small
Company Fund                            Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Value Fund    Oppenheimer U.S. Government Trust

      In  addition  to  being a Board  member  of each of the  Board I  Funds,
Messrs.  Galli and Wruble are directors or trustees of ten other portfolios in the OppenheimerFunds complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Weiss, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted
and Zack and Mss. Wolf, Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of
September 1, 2006 the Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund.
The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent Directors (nor any of their immediate family members) owns securities of either the Manager or the
Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the
Distributor.

      Biographical Information. The Directors and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Director's beneficial share ownership in the Fund and in all of the registered investment companies that the Director oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------
                                  Independent Directors
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Name, Position(s)  Principal Occupation(s) During the Past 5   Dollar Range    Aggregate

                                                                             Dollar Range
                                                                               Of Shares
                                                                 of Shares   Beneficially

Held with the      Years; Other Trusteeships/Directorships     Beneficially    Owned in
Fund, Length of    Held; Number of Portfolios in the Fund        Owned in     Supervised
Service, Age       Complex Currently Overseen                    the Fund        Funds

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                 As of December 31, 2005

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Clayton K.         Director of American Commercial Lines       None          Over $100,000
Yeutter, Chairman  (barge company) (since January 2005);
of the Board of    Attorney at Hogan & Hartson (law firm)
Directors since    (since June 1993); Director of Covanta
2003,              Holding Corp. (waste-to-energy company)
Director since     (since 2002); Director of Weyerhaeuser
1993               Corp. (1999-April 2004); Director of
Age: 75            Caterpillar, Inc. (1993-December 2002);
                   Director of ConAgra Foods (1993-2001);
                   Director of Texas Instruments (1993-2001);
                   Director of FMC Corporation (1993-2001).
                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Matthew P. Fink,   Trustee of the Committee for Economic       None          Over $100,000

Director since     Development (policy research foundation)

2006               (since 2005); Director of ICI Education
Age: 65            Foundation (education foundation) (October
                   1991-August 2006); President of the

                   Investment Company Institute (trade

                   association) (October 1991-June 2004);
                   Director of ICI Mutual Insurance Company
                   (insurance company) (October 1991-June
                   2004). Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Robert G. Galli,   A director or trustee of other Oppenheimer  Over $100,000 Over $100,000
Director since     funds. Oversees 53 portfolios in the
1993               OppenheimerFunds complex.
Age: 73

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Phillip A.         Distinguished Presidential Fellow for       None          Over $100,000
Griffiths,         International Affairs (since 2002) and
Director since     Member (since 1979) of the National
2002               Academy of Sciences; Council on Foreign
Age: 67            Relations (since 2002); Director of GSI
                   Lumonics Inc. (precision medical equipment
                   supplier) (since 2001); Senior Advisor of
                   The Andrew W. Mellon Foundation (since
                   2001); Chair of Science Initiative Group
                   (since 1999); Member of the American
                   Philosophical Society (since 1996);
                   Trustee of Woodward Academy (since 1983);
                   Foreign Associate of Third World Academy
                   of Sciences; Director of the Institute for
                   Advanced Study (1991-2004); Director of
                   Bankers Trust New York Corporation
                   (1994-1999); Provost at Duke University
                   (1983-1991). Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Mary F. Miller,    Trustee of the American Symphony Orchestra  None          Over $100,000

Director since     (not-for-profit) (since October 1998); and

2004               Senior Vice President and General Auditor
Age: 63            of American Express Company (financial
                   services company) (July 1998-February
                   2003). Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joel W. Motley,    Director of Columbia Equity Financial       None          Over $100,000

Director since     Corp. (privately-held financial adviser)

2002               (since 2002); Managing Director of Carmona
Age: 54            Motley, Inc. (privately-held financial
                   adviser) (since January 2002); Managing
                   Director of Carmona Motley Hoffman Inc.
                   (privately-held financial adviser)
                   (January 1998-December 2001); Member of
                   the Finance and Budget Committee of the
                   Council on Foreign Relations, the
                   Investment Committee of the Episcopal
                   Church of America, the Investment
                   Committee and Board of Human Rights Watch
                   and the Investment Committee of Historic
                   Hudson Valley. Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Kenneth A.         Director of Dominion Resources, Inc.        Over $100,000 Over $100,000

Randall,           (electric utility holding company)

Director since     (February 1972-October 2005); Former
1987               Director of Prime Retail, Inc. (real
Age: 79            estate investment trust), Dominion Energy
                   Inc. (electric power and oil & gas
                   producer), Lumberman's Mutual Casualty
                   Company, American Motorists Insurance
                   Company and American Manufacturers Mutual
                   Insurance Company; Former President and
                   Chief Executive Officer of The Conference
                   Board, Inc. (international economic and
                   business research). Oversees 43 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Russell S.         Chairman of The Directorship Search Group,  None          $10,001-$50,000
Reynolds, Jr.,     Inc. (corporate governance consulting and
Director since     executive recruiting) (since 1993); Life
1989               Trustee of International House (non-profit
Age: 74            educational organization); Founder,
                   Chairman and Chief Executive Officer of
                   Russell Reynolds Associates, Inc.
                   (1969-1993); Banker at J.P. Morgan & Co.
                   (1958-1966); 1st Lt. Strategic Air
                   Command, U.S. Air Force (1954-1958).
                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Joseph M. Wikler,  Director of the following medical device    None          Over $100,000
Director since     companies: Medintec (since 1992) and
2005               Cathco (since 1996); Director of Lakes
Age: 65            Environmental Association (since 1996);
                   Member of the Investment Committee of the
                   Associated Jewish Charities of Baltimore
                   (since 1994); Director of Fortis/Hartford
                   mutual funds (1994-December 2001).
                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Peter I. Wold,     President of Wold Oil Properties, Inc.      None          Over $100,000
Director since     (oil and gas exploration and production
2005               company) (since 1994); Vice President,
Age: 58            Secretary and Treasurer of Wold Trona
                   Company, Inc. (soda ash processing and
                   production) (since 1996); Vice President
                   of Wold Talc Company, Inc. (talc mining)
                   (since 1999); Managing Member of
                   Hole-in-the-Wall Ranch (cattle ranching)
                   (since 1979); Director and Chairman of the
                   Denver Branch of the Federal Reserve Bank
                   of Kansas City (1993-1999); and Director
                   of PacifiCorp. (electric utility)
                   (1995-1999). Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

Brian F. Wruble,   General Partner of Odyssey Partners, L.P.   None          Over $100,000
Director since     (hedge fund) (since September 1995);
2005               Director of Special Value Opportunities
Age: 63            Fund, LLC (registered investment company)
                   (since September 2004); Member of Zurich
                   Financial Investment Advisory Board
                   (insurance) (since October 2004); Board of
                   Governing Trustees of The Jackson
                   Laboratory (non-profit) (since August
                   1990); Trustee of the Institute for
                   Advanced Study (non-profit educational
                   institute) (since May 1992); Special
                   Limited Partner of Odyssey Investment
                   Partners, LLC (private equity investment)
                   (January 1999-September 2004); Trustee of
                   Research Foundation of AIMR (2000-2002)
                   (investment research, non-profit);
                   Governor, Jerome Levy Economics Institute
                   of Bard College (August 1990-September
                   2001) (economics research); Director of
                   Ray & Berendtson, Inc. (May 2000-April
                   2002) (executive search firm). Oversees 53
                   portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Director" because he is affiliated with the Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company. The address of Mr.
Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008. Mr. Murphy serves as a Director for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an annual term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------

                             Interested Director and Officer

-------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2005

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

John V. Murphy,    Chairman, Chief Executive Officer and        $10,001-$50,Over $100,000
Director since     Director (since June 2001) and President
2002 and           (since September 2000) of the Manager;
President and      President and a director or trustee of
Principal          other Oppenheimer funds; President and
Executive Officer  Director of Oppenheimer Acquisition Corp.
since 2001         ("OAC") (the Manager's parent holding
Age: 57            company) and of Oppenheimer Partnership
                   Holdings, Inc. (holding company subsidiary
                   of the Manager) (since July 2001); Director
                   of OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life
                   Insurance Company (September 1999-August
                   2000); Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees 91 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street, New York, New York 10281-1008, for Messrs. Weiss, Petersen,
Szilagyi, Vandehey and Wixted and Mss. Wolf and Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

--------------------------------------------------------------------------------------

                             Other Officers of the Fund

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Carol E. Wolf, Vice     Senior Vice President of the Manager (since June 2000) and
President and           of HarbourView Asset Management Corporation (since June
Portfolio Manager       2003); an officer of 6 portfolios in the OppenheimerFunds
since 1988              complex. Formerly Vice President of the Manager (June 1990 -

Age: 54                 June 2000).

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July  2001)  and of
President and           HarbourView Asset Management  Corporation  (since June 2003);
Portfolio Manager       an officer of 6 portfolios in the  OppenheimerFunds  complex.
since 2001              Formerly  Assistant  Vice President and Senior Credit Analyst
Age: 42                 of the Manager  (February  2000-June 2001).  Prior to joining the  Manager in February  2000,  he was  Associate  Director,
                        Structured  Finance,  Fitch IBCA Inc.  (April 1998 - February
                        2000).

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of the

Vice President and      Manager (since March 2004); Vice President of
Chief Compliance        OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004      Management Corporation and Shareholder Services, Inc. (since
Age: 56                 June 1983). Former Vice President and Director of Internal
                        Audit of the Manager (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer           and March 1999); Treasurer of the following: HarbourView Asset
Principal  Financial  & Management Corporation, Shareholder Financial Services,
Accounting      Officer Inc., Shareholder Services, Inc., Oppenheimer Real Asset
since 1999              Management Corporation, and Oppenheimer Partnership
Age: 46                 Holdings, Inc. (since March 1999), OFI Private Investments,
                        Inc. (since March 2000), OppenheimerFunds International Ltd.
                        (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
                        program established by the Manager) (since June 2003);
                        Treasurer and Chief Financial Officer of OFI Trust Company
                        (trust company subsidiary of the Manager) (since May 2000);
                        Assistant Treasurer of the following: OAC (since March
                        1999),Centennial Asset Management Corporation (March
                        1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003); Principal and Chief Operating
                        Officer of Bankers Trust Company-Mutual Fund Services
                        Division (March 1995-March 1999). An officer of 91
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian Petersen,         Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer     Manager/Financial Product Accounting of the Manager
since 2004              (November 1998-July 2002). An officer of 91 portfolios in
Age: 36                 the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer     Director of Financial Reporting and Compliance of First Data
since 2005              Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                 Berger Financial Group LLC (May 2001-March 2003); Director
                        of Mutual Fund Operations at American Data Services, Inc.
                        (September 2000-May 2001). An officer of 91 portfolios in
                        the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel
Age: 58                 and Director of the Distributor (since December 2001);
                        General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC (since
                        November 2001); Assistant Secretary (since September 1997)
                        and Director (since November 2001) of OppenheimerFunds
                        International Ltd. and OppenheimerFunds plc; Vice President
                        and Director of Oppenheimer Partnership Holdings, Inc.
                        (since December 2002); Director of Oppenheimer Real Asset
                        Management, Inc. (since November 2001); Senior Vice
                        President, General Counsel and Director of Shareholder
                        Financial Services, Inc. and Shareholder Services, Inc.
                        (since December 2001); Senior Vice President, General
                        Counsel and Director of OFI Private Investments, Inc. and
                        OFI Trust Company (since November 2001); Vice President of
                        OppenheimerFunds Legacy Program (since June 2003); Senior
                        Vice President and General Counsel of OFI Institutional
                        Asset Management, Inc. (since November 2001); Director of
                        OppenheimerFunds (Asia) Limited (since December 2003);
                        Senior Vice President (May 1985-December 2003), Acting
                        General Counsel (November 2001-February 2002) and Associate
                        General Counsel (May 1981-October 2001) of the Manager;
                        Assistant Secretary of the following: Shareholder Services,
                        Inc. (May 1985-November 2001), Shareholder Financial
                        Services, Inc. (November 1989-November 2001), and
                        OppenheimerFunds International Ltd. (September 1997-November
                        2001). An officer of 91 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant Secretary (since
Age: 40                 October 2003) of the Distributor; Assistant Secretary of

                        Centennial Asset Management Corporation (since October
                        2003); Vice President and Assistant Secretary of Shareholder
                        Services, Inc. (since 1999); Assistant Secretary of
                        OppenheimerFunds Legacy Program and Shareholder Financial
                        Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 91
                        portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since
Assistant Secretary     May 2004); First Vice President (April 2001-April 2004),
since 2004              Associate General Counsel (December 2000-April 2004),
Age: 38                 Corporate Vice President (May 1999-April 2001) and Assistant
                        General Counsel (May 1999-December 2000) of UBS Financial
                        Services Inc. (formerly, PaineWebber Incorporated). An
                        officer of 91 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vice President and Deputy General Counsel of the
Assistant Secretary     Manager (since September 2004); Mr. Gillespie held the
since 2004              following positions at Merrill Lynch Investment Management:
Age: 42                 First Vice President (2001-September 2004); Director
                        (2000-September 2004) and Vice President (1998-2000). An
                        officer of 91 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------

      Remuneration  of the  Officers  and  Directors.  The  officers  and  the interested Director of the Fund, who are affiliated with the Manager,  receive no salary or fee from the Fund. The Independent  Directors'  compensation from the Fund,  shown below, is for serving as a Director and member of a committee
(if  applicable),  with respect to the Fund's fiscal year ended July 31, 2006.
The   total   compensation   from  the  Fund  and  fund   complex   represents
compensation,   including  accrued  retirement  benefits,  for  serving  as  a
Director and member of a committee (if  applicable)  of the Boards of the Fund and other  funds in the  OppenheimerFunds  complex  during the  calendar  year ended December 31, 2005.

--------------------------------------------------------------------------------------

Name  and  Other  Fund   Aggregate      Retirement     Estimated          Total
                                         Benefits
                        Compensation    Accrued as       Annual       Compensation
Position(s)        (as    From the     Part of Fund  Benefits Upon    From the Fund
applicable)               Fund(1)        Expenses    Retirement(2)  and Fund Complex

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Clayton K. Yeutter       $7,143(3)         None         $103,146        $173,700
Chairman of the Board

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Matthew P. Fink            $4,528          None          $9,646          $61,936
Proxy        Committee
Member and Regulatory
& Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Robert G. Galli

Regulatory &

Oversight Committee        $5,318          None       $107,096(4)      $264,812(5)
Chairman

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Phillip A. Griffiths     $6,200(6)         None         $42,876         $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Mary F. Miller

Audit Committee

Member and Proxy           $4,392          None         $11,216         $103,254
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joel W. Motley           $6,200(7)         None         $27,099         $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Kenneth A. Randall         $5,514        None(8)        $91,953         $134,080
Audit Committee
Member and Governance
Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Russell S. Reynolds,       $4,528          None         $72,817         $108,593
Jr.
Proxy Committee
Chairman and
Governance Committee
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Joseph M. Wikler(9)     $3,752 (10)        None         $26,401     $60,386(11),(1(2))
Audit Committee Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Peter I. Wold(9)
Governance Committee       $3,752          None         $25,454     $60,386(1(1)),(13)
Member

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Brian F. Wruble(13)
Regulatory &
Oversight Committee        $3,453          None       $49,899(14)     $159,354(15)
Member

--------------------------------------------------------------------------------------

1.   "Aggregate   Compensation   From  the  Fund"  includes  fees  and  deferred
     compensation, if any.

2.   "Estimated  Annual  Benefits Upon  Retirement"  is based on a straight life payment plan  election with the  assumption  that a Director will retire at the  age of 75 and is  eligible  (after  7 years  of  service)  to  receive retirement plan benefits with respect to certain Board I Funds as described below under "Retirement Plan for Directors."

3.   Includes  $1,786  deferred by Mr. Yeutter under the "Deferred  Compensation
     Plan" described below.

4.   Includes $49,811 estimated  benefits to be paid to Mr. Galli for serving as a director  or trustee of 10 other  Oppenheimer  funds that are not Board I
     Funds.

5.   Includes $135,500 paid to Mr. Galli for serving as a director or trustee of
     10 other  Oppenheimer  funds (at  December  31,  2005) that are not Board I
     Funds.

6.   Includes $6,200 deferred by Mr. Griffiths under the "Deferred  Compensation
     Plan" described below.

7.   Includes  $2,480  deferred by Mr. Motley under the  "Deferred  Compensation
     Plan" described below.

8.   Due to actuarial  considerations,  no additional  retirement  benefits were accrued with respect to Mr. Randall.

9.   Mr.  Wikler and Mr. Wold were elected as Board members of 23 of the Board I
     Funds,  including the Fund as of August 17, 2005.  They had served as Board members of 11 other Board I Funds prior to that date.

10.  Includes  $1,760  deferred by Mr. Wikler under the  "Deferred  Compensation
     Plan" described below.

11.  Mr.  Wikler and Mr. Wold were elected as Board members of 23 of the Board I
     Funds  including  the Fund as of August 17, 2005.  They had served as Board members of 10 other Board I Funds prior to that date.

12.  Includes  $6,686 paid to Mr. Wikler for serving as a director or trustee of one other  Oppenheimer  fund (at  December 31, 2005) that was not a Board I
     Fund.

13.  Includes  $6,686  paid to Mr.  Wold for serving as a director or trustee of one other  Oppenheimer  fund (at  December 31, 2005) that was not a Board I
     Fund.13.  14. Mr.  Wruble was appointed as Director of the Board I Funds on
     October 10, 2005. 15. Includes $45,544 estimated benefits to be paid to Mr.
     Wruble for serving as a director or trustee of 10 other  Oppenheimer  funds that are not Board I funds..  Mr. Wruble's service as a director or trustee of  such  funds  will  not  be  counted  towards  the  fulfillment  of  his eligibility  requirements  for payments under the Board I retirement  plan, described below. 16. Includes  $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other  Oppenheimer  funds (at  December 31, 2005)
     that are not Board I Funds.

     Retirement Plan for Directors.  The Board I Funds have adopted a retirement plan that provides for payments to retired Independent  Directors.  Payments are up to 80% of the average  compensation  paid during a  Director's  five years of service in which the highest compensation was received. A Director must serve as director  or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  The amount of retirement  benefits a Director will receive  depends on the amount of the  Director's  compensation,  including future compensation and the length of his or her service on the Board.

     |X|  Deferred  Compensation  Plan.  The Board of  Directors  has  adopted a
Deferred  Compensation Plan for Independent Directors that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Director  is  periodically  adjusted as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Director.
The amount paid to the Director under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral of the Directors' fees under the plan will not materially affect a fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the  services of any Director or to pay any  particular  level of compensation to any Director. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Director under the plan without  shareholder approval  for the limited  purpose of  determining  the value of the  Director's deferred compensation account.

     Major  Shareholders.  As of September 1, 2006, the only persons or entities who owned of record or were known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares were:

     OppenheimerFunds,  Inc., 6803 South Tucson Way, Centennial, CO 80012, which owned  575,808,051.140 Class Y Shares (representing 67.89% of the Fund's Class Y shares then outstanding).

     OppenheimerFunds  Distributor,  Inc., 6803 South Tucson Way, Centennial, CO
80112, which owned  143,678,541.410  Class Y Shares  (representing 16.94% of the
Fund's Class Y shares then outstanding).

     |X| Control  Persons.  As of  September 1, 2006,  the Manager  beneficially owned,  directly and/or through on or more controlled  companies,  94.24% of the
Class Y shares,  which represent 32.84% of the outstanding  voting securities of the Fund.  In the event  that any  matter is  submitted  to a vote of the Fund's shareholders,  the Manager has  undertaken to vote such  securities of the Fund, and to cause any  controlled  companies to vote such  securities of the Fund, in the same proportion as the shares of other Fund  shareholders  are voted on such matter.  A withdrawal of the Manager's  investment  could  adversely  affect the expense  ratio for  Class A shares  and/or  lead to an  increase  in the  Fund's portfolio turnover. The Manager is organized in the State of Colorado.

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

|X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a Code of
Ethics.  It is  designed  to detect and  prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.  The Fund  does not have a Code of  Ethics  since it is a money  market fund.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's  portfolio  and  handles  its  day-to-day  business.  That  agreement requires the Manager,  at its expense,  to provide the Fund with adequate office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the activities of all  administrative  and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation  and maintenance of records with respect to its operations,  the preparation and filing of specified reports,  and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical personnel required to provide effective administration

------------------------------------------------------------------------------------

for the Fund.  Those  Management  responsibilities  include the  compilation and maintenance  of records  with respect to its  operations,  the  preparation  and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement are paid by the Fund. The advisory  agreement lists examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes, fees to Independent Directors,

legal and audit Fee Paid to expenses, custodian and OppenheimerFu transfer agent expenses,  Inc. nds, share issuance  costs,  certain  printing and  registration costs and  non-recurring  expenses,  including  litigation costs. The management fees paid by the Fund to the Manager are  calculated  at the rates  described in the Prospectus, which applied to the assets of the Fund as a whole.

The Fees are allocated to each class of shares based on the relative  proportion of the Fund's net assets  represent by that class.  The management  fees paid by the Fund to the Manager  during the Fund's most recent three fiscal years are as follows:

 Fiscal Year ending 7/31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2004                                 $7,541,850
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2005                                 $7,781,528
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       2006                                 $9,119,532

--------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement  the Manager is not liable for any loss the Fund  sustains in connection with matters to which the agreement relates.

The agreement  permits the Manager to act as investment  advisor for any other person,  firm or corporation and to use the name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor or general distributor.  If the Manager shall no longer act as investment advisor to the Fund,  the Manager may  withdraw  the right of the Fund to use the name
"Oppenheimer" as part of its name may be withdrawn.

 Portfolio Managers. The Fund's portfolio is managed by Barry D. Weiss and
Carol E. Wolf (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

|X|   Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by each Portfolio
            Manager as of July 31, 2006. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts

         Manager      Managed  Managed(1)  Managed  Managed(1)  ManagedManaged(2)

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         4                  None                 None
      Barry D. Weiss             $25,231
                                                      None              None

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         4                  None                 None
      Carol E. Wolf              $25,231
                                                      None              None

     -----------------

      1.  In millions.
      2.  Does not include personal accounts of portfolio manager and their families, which are subject to the Code of Ethics.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
      Manager could have an incentive to favor the other fund or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2006 the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper
      - Institutional Money Market Funds.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.
      The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
      Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

                 Ownership of Fund Shares.  As of July 31, 2006 each
      Portfolio Manager beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
                  Portfolio Manager             Range of Shares
                                                  Beneficially
                                               Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Barry D. Weiss                            None
            ----------------------------------------------------------
            ----------------------------------------------------------

            Carol E. Wolf                          $1-$10,000

            ----------------------------------------------------------

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund,
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager, acts as the
Fund's  principal   underwriter  and  Distributor  in  the  continuous  public offering of the Fund's  shares.  The  Distributor  is not  obligated to sell a specific  number  of  shares.  The  Distributor  bears the  expenses  normally attributable  to sales,  including  advertising  and the cost of printing  and mailing prospectuses, other than those furnished to existing shareholders.

    The Manager  and the  Distributor  may make  payments  to  affiliates.  In their  sole  discretion,  they may also  from  time to time  make  substantial payments  from their own  resources,  which  include  the  profits the Manager derives  from the  advisory  fees it  receives  from the Fund,  to  compensate
brokers,   dealers,   financial  institutions  and  other  intermediaries  for
providing  distribution  assistance  and/or  administrative  services  or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

      |X|   Portfolio   Transactions.   Portfolio  decisions  are  based  upon
recommendations  and judgment of the Manager subject to the overall  authority of the  Board of  Directors.  Most  purchases  made by the Fund are  principal transactions at net prices,  so the Fund incurs little or no brokerage  costs.
The Fund deals  directly  with the selling or  purchasing  principal or market maker  without  incurring  charges for the  services of a broker on its behalf unless  the  Manager  determines  that a  better  price  or  execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most favorable net price. If  broker/dealers  are used for portfolio  transactions, transactions  may be  directed  to brokers for their  execution  and  research services.  The research services provided by a particular broker may be useful only  to  one or  more  of the  advisory  accounts  of  the  Manager  and  its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Fund  and  one or  more  of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  analytical software and similar products  and  services.  If a research  service also assists the Manager in a
non-research   capacity   (such  as   bookkeeping   or  other   administrative
functions),  then only the percentage or component that provides assistance to the  Manager  in  the  investment  decision-making  process  may  be  paid  in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's  policy of  investing  in  short-term  debt  securities  with maturity  of less than one year  results in high  portfolio  turnover  and may increase the Fund's transaction costs. However,  since brokerage  commissions, if any, are small,  high turnover does not have an appreciable  adverse effect upon the income of the Fund.  There were no  commissions  paid during the last three fiscal years of the Fund.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance as of the Fund's most recent fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent at 1.800.225.5677 or by visiting the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data  that  may be  used  and  how it is to be  calculated.  In  general,  any advertisement  by the Fund of its  performance  data must  include the average annual total returns for the advertised class of shares of the Fund.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's  performance   information  as  a  basis  for  comparisons  with  other
investments:
   o  ?Yields and total  returns  measure the  performance  of a  hypothetical
      account  in  the  Fund  over  various   periods  and  do  not  show  the
      performance of each shareholder's  account.  Your account's  performance will  vary  from  the  model  performance  data  if your  dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a  different  time than the  shares  used in the model.
   o? An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
   o  The Fund's yield is not fixed or guaranteed and will fluctuate.
   o? Yields and total returns for any given past period represent  historical performance  information  and are not, and should not be  considered,  a prediction of future yields or returns.

oYields.  The Fund's  current  yield is calculated  for a seven-day  period of time as follows.  First,  a base period return is calculated for the seven-day period  by  determining  the  net  change  in  the  value  of  a  hypothetical pre-existing  account  having  one  share at the  beginning  of the  seven-day period.  The change  includes  dividends  declared on the  original  share and dividends  declared on any shares  purchased with dividends on that share, but such  dividends  are  adjusted to exclude any realized or  unrealized  capital gains or losses  affecting  the  dividends  declared.  Next,  the base  period return is  multiplied  by 365/7 to obtain  the  current  yield to the  nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by:
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  The  cumulative  total  return  measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average  rate of return for each year in a period  that would  produce the cumulative total return over the entire period. However,  average annual total
returns  do  not  show  actual   year-by-year   performance.   The  Fund  uses
standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      o? Average  Annual Total  Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------

ERV   l/n - 1   Average Annual Total Return

------------------------------------------------------------------------------
      o? Cumulative Total Return.  The "cumulative  total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------

 ERV - P   = Total Return
-----------
    P

-----------------------------------------------------------------------------------
                            Compounded
             Yield       Effective Yield

         (7 days ended    (7 days ended   Average Annual Total Returns (at
            7/31/06)         7/31/06)     7/31/06)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                            1-Year       5 Years       10 Years
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class A      4.77%            4.88%          3.92%        1.77%          3.39%

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class Y      4.96%            5.08%          4.08%       3.07%(1)         N/A

-----------------------------------------------------------------------------------

1.  Inception of class Y shares was 8/27/2004

      |X|   Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate Monitor  National Index (provided by Bank Rate Monitor(TM))
which  measures  the  average  rate paid on bank money  market  accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan  areas.  When comparing the Fund's yield with that of other  investments,  investors should understand that certain other investment alternatives  such as certificates  of deposit,  U.S.  government  securities, money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking  services.  They may be based on the  opinions of the rating or ranking  service  itself,  based on its research or  judgment,  or based on surveys of investors, brokers, shareholders or others.

------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior to  November  1,  2001,  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  by the  proceeds  of ACH  transfers  on the  business  day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of the New York Stock  Exchange ("the NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close  earlier on certain  days.  If Federal  Funds are received  on a business  day after the close of the NYSE,  the shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible
for  any  delays  in   purchasing   shares   resulting   from  delays  in  ACH
transmissions.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement accounts.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two  business  days prior to the  investment  dates you select on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmission.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Portfolio Series:
Oppenheimer Core Bond Fund                   Active Allocation Fund
Oppenheimer California Municipal Fund        Aggressive Investor Fund
Oppenheimer Capital Appreciation Fund        Conservative Investor Fund
Oppenheimer Capital Income Fund              Moderate Investor Fund

                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer Principal Protected Main

Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Discovery Fund                Oppenheimer Quest Balanced Fund

                                          Oppenheimer Quest Capital Value Fund,

Oppenheimer Dividend Growth Fund          Inc.

                                          Oppenheimer Quest International Value

Oppenheimer Emerging Growth Fund          Fund, Inc.

                                          Oppenheimer Quest Opportunity Value

Oppenheimer Emerging Technologies Fund    Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Global Opportunities Fund     Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Gold & Special Minerals Fund  Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Growth Fund                   Municipals
                                          Oppenheimer Rochester Ohio Municipal
Oppenheimer High Yield Fund               Fund
                                          Oppenheimer Rochester Virginia
Oppenheimer International Bond Fund       Municipal Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer Select Value Fund
Oppenheimer International Growth Fund     Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small Company   Oppenheimer Small- & Mid- Cap Value
Fund                                      Fund
Oppenheimer International Value Fund      Oppenheimer Strategic Income Fund
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund  Oppenheimer Value Fund
Oppenheimer Limited Term Municipal Fund   Limited-Term New York Municipal Fund
Oppenheimer Main Street Fund              Rochester Fund Municipals
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund

And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described  in this SAI,  redemption  proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

     Allocation  of  Expenses.  The Fund  pays  expenses  related  to its  daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Directors,  custodian expenses, share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses include transfer and shareholder  servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income attributable to Class A or
Class Y shares  and the  dividends  payable  on Class A or Class Y shares may be reduced by incremental expenses borne solely by that class. A salesperson who is entitled to receive  compensation  from his or her firm for selling  Fund shares may receive  different  levels of  compensation  for selling one class of shares rather than another.

Fund Account Fees. As stated in the Prospectus,  a $12 annual  "Minimum  Balance
Fee" is assessed on each Fund  account with a share  balance  valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

Listed below are certain cases in which
the Fund has elected, in its discretion,
not to assess the Fund Account Fees.
These exceptions are subject to change:

o    A fund account whose shares were acquired after September 30th of the prior year;

o    A fund  account  that  has a  balance  below  $500  due  to  the  automatic conversion  of shares  from  Class B to Class A shares.  However,  once all
     Class B shares held in the account  have been  converted  to Class A shares the new account balance may become subject to the Minimum Balance Fee;

o    Accounts  of  shareholders  who elect to  access  their  account  documents electronically via eDoc Direct;

o    A fund account that has only  certificated  shares and, has a balance below
     $500 and is being escheated;

o    Accounts of  shareholders  that are held by  broker-dealers  under the NSCC
     Fund/SERV system;

o    Accounts held under the  Oppenheimer  Legacy Program and/or holding certain
     Oppenheimer Variable Account Funds;

o    Omnibus accounts holding shares pursuant to the Pinnacle,  Ascender, Custom
     Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs; and

o    A fund  account  that  falls  below the $500  minimum  solely due to market fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

To sign up to access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  or call
1.888.470.0862 for instructions.

     The  Fund  reserves  the  authority  to  modify  Fund  Account  Fees in its discretion.

Determination of Net Asset Value Per Share. The net asset value per share of the
Fund is  determined as of the close of business of the NYSE on each day that the
NYSE is open.  The  calculation  is done by dividing the value of the Fund's net assets by the number of shares that are outstanding. The NYSE normally closes at
4:00 p.m.,  Eastern time, but may close earlier on some other days (for example, in case of weather  emergencies or on days falling before a U.S.  holiday).  All references  to time in this SAI mean  "Eastern  time."  The NYSE's  most  recent annual  announcement  (which is subject  to change)  states it will close on New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day,  Independence  Day, Labor Day,  Thanksgiving  Day and Christmas Day. It may
also close on other days.

     The Fund's  Board of  Directors  has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the  amortized  cost  method,  a security is valued  initially at its cost and its  valuation  assumes a constant amortization  of any premium or accretion  of any  discount,  regardless  of the impact of fluctuating  interest rates on the market value of the security.  This method does not take into  consideration any unrealized  capital gains or losses on securities.  While this method provides certainty in valuing  securities,  in certain  periods the value of a security  determined  by  amortized  cost may be higher or lower than the price the Fund would receive if it sold the security.

     The  Fund's  Board  of  Directors  has  established  procedures  reasonably designed  to  stabilize  the  Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's  portfolio  holdings  by the Board of
Directors,  at intervals it deems  appropriate,  to determine whether the Fund's net asset value  calculated by using available market  quotations  deviates from
$1.00 per share based on amortized cost.

     The Board of Directors will examine the extent of any deviation between the
Fund's net asset value based upon  available  market  quotations  and  amortized cost.  If the  Fund's net asset  value  were to deviate  from $1.00 by more than
0.5%,  Rule 2a-7 under the Investment  Company Act of 1940 requires the Board of
Directors to consider what action,  if any,  should be taken.  If they find that the  extent of the  deviation  may cause a  material  dilution  or other  unfair effects on  shareholders,  the Board of Directors  will take  whatever  steps it considers  appropriate  to eliminate or reduce the  dilution,  including,  among others,  withholding  or reducing  dividends,  paying  dividends from capital or capital  gains,  selling  portfolio  instruments  prior to  maturity  to realize capital gains or losses or to shorten the average maturity of the portfolio,  or calculating net asset value per share by using available market quotations.

     During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower (and net investment  income and dividends  higher)
than those of a fund  holding the  identical  investments  as the Fund but which used a method of  portfolio  valuation  based on market  prices or  estimates of market prices.  During periods of rising interest rates,  the daily yield of the
Fund  would  tend to be higher  and its  aggregate  value  lower than that of an identical portfolio using market price valuation.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the  shareholder  to continue  receiving  dividends on those shares until the  check is  presented  to the Fund.  Checks  may not be  presented  for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering checkwriting  privileges at any time. The Fund will provide you notice  whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:

(1)  for individual  accounts,  represents that they are the registered owner(s)
     of the shares of the Fund in that account;

(2)  for accounts for  corporations,  partnerships,  trusts and other  entities, represents  that they are an  officer,  general  partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered owner(s);

(3)  authorizes  the Fund,  its Transfer  Agent and any bank  through  which the
     Fund's  drafts  (checks)  are  payable to pay all checks  drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;

(4)  specifically  acknowledges  that if they  choose  to  permit  checks  to be honored  if there is a single  signature  on  checks  drawn  against  joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other entities,  the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that  account  is  registered  in the names of more than one person or more than one  authorized  signature  appears  on the  Checkwriting  card or the application, as applicable;

(5)  understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

(6)  acknowledges  and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of  checkwriting  privileges or for  redeeming  shares  to pay  checks  reasonably  believed  by them to be genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRA's,  Simple IRAs,  403(b)(7) custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Director,  OppenheimerFunds  Retirement  Plans," c/o the Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:

(1)  state the reason for the distribution;

(2)  state  the  owner's  awareness  of tax  penalties  if the  distribution  is premature; and

(3)  conform to the  requirements  of the plan and the Fund's  other  redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the NYSE closes.  Normally,  the NYSE closes at 4:00 p.m., but may do so earlier on some days.

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.  The Fund cannot guarantee  receipt of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue offering these plans at any time without prior notice.

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such  plans as stated  below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this SAI.

     |X| Automatic  Withdrawal  Plans. Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  You can obtain a current list of funds showing which funds offer which classes by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer
      Class A shares:

Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
      Centennial Government Trust           Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer Rochester National
                                             Municipals
   Oppenheimer AMT-Free Municipals           Oppenheimer Senior Floating Rate Fund
   Oppenheimer AMT-Free New York Municipals  Rochester Fund Municipals
   Oppenheimer California Municipal Fund     Oppenheimer Rochester Massachusetts
                                             Municipal Fund
   Oppenheimer International Value Fund      Oppenheimer Rochester Michigan
                                             Municipal Fund
   Oppenheimer Limited Term California       Oppenheimer Rochester Ohio Municipal
   Municipal Fund                            Fund
   Oppenheimer Limited Term Municipal Fund   Oppenheimer Rochester Virginia
                                             Municipal Fund
   Oppenheimer Money Market Fund, Inc.
   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Principal Protected Main
   Street Fund II
   Oppenheimer Pennsylvania Municipal Fund

      The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Balanced Fund                Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer California Municipal Fund    Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Capital Income Fund          Oppenheimer Rochester National Municipals
   Oppenheimer Cash Reserves                Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Michigan Municipal
                                            Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Ohio Municipal Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester Virginia Municipal
                                            Fund
   Oppenheimer Limited Term California
   Municipal Fund
   Oppenheimer Limited Term Municipal Fund
   Oppenheimer New Jersey Municipal Fund
   Oppenheimer Pennsylvania Municipal Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
   o  Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B, Class C and Class N shares of each of Oppenheimer
      Developing Markets Fund and Oppenheimer International Small Company
      Fund may be acquired by exchange only with a minimum initial investment of $50,000.  An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.
o     Shares of Oppenheimer Real Asset Fund may not be acquired by an exchange of shares from any other Oppenheimer fund.

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class purchased subject to a contingent deferred sales charge.  However,  when
Class A shares  of this Fund  acquired  by  exchange  of (i) Class A shares of other  Oppenheimer  funds (other than Rochester Fund Municipals or Oppenheimer
Rochester  National  Municipals)  purchased  subject  to a Class A  contingent deferred  sales  charge  are  redeemed  within  18  months  measured  from the beginning  of the  calendar  month of the initial  purchase  of the  exchanged shares,  or (ii)  Class A  shares  of  either  Rochester  Fund  Municipals  or
Oppenheimer  Rochester  National  Municipals  purchased  subject  to a Class A contingent  deferred  sales  charge  are  redeemed  within  24  months  of the beginning  of the  calendar  month of the initial  purchase  of the  exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor must obtain a prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any special  account  features  that are available in the new fund (such as an
Asset Builder Plan or Automatic  Withdrawal  Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
SAI or  would  include  shares  covered  by a  share  certificate  that is not tendered  with the request.  In those  cases,  only the shares  available  for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Fund, the Distributor,  and the
Transfer  Agent are unable to  provide  investment,  tax or legal  advice to a shareholder  in connection  with an exchange  request or any other  investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there
can  be  no  assurance  as  to  the  payment  of  any  dividends.   Dividends,
distributions  (if  any)  and  proceeds  of  the  redemption  of  Fund  shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be  invested in shares of the Fund.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer
Agent,  to enable  the  investor  to earn a return on  otherwise  idle  funds.
Unclaimed  accounts may be subject to state escheatment laws, and the Fund and
the   Transfer   Agent   will  not  be   liable  to   shareholders   or  their
representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

         The tax  discussion  in the  Prospectus  and this SAI is based on tax law in  effect on the date of the  Prospectus  and this  SAI.  Those  laws and regulations  may  be  changed  by  legislative,  judicial,  or  administrative action,  sometimes with retroactive  effect.  State and local tax treatment of
ordinary   income   dividends  and  capital  gain   dividends  from  regulated
investment  companies may differ from the treatment under the Internal Revenue
Code described below.  Potential purchasers of shares of the Fund are urged to
consult  their  tax  advisers  with  specific   reference  to  their  own  tax
circumstances  as well as the  consequences  of  federal,  state and local tax rules affecting an investment in the Fund.

      |X|   Qualification  as a  Regulated  Investment  Company.  The Fund has
elected to be taxed as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable ordinary income,  net of expenses,  and net short-term capital gain in excess of net  long-term  capital  loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term  capital losses)
that it distributes to shareholders.  That  qualification  enables the Fund to
"pass through" its income and realized  capital gains to shareholders  without having to pay tax on them.  This  avoids a  "double  tax" on that  income  and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund (unless  their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct,  taxpayer  identification  number or to properly  certify that number when acquired,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the
Fund is remitted by the U.S.  Treasury  and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

      |X|  Foreign Shareholders. Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any of the other  Oppenheimer  funds  into which you may  exchange  shares.
Reinvestment  will be made  without  sales  charge at the net asset  value per share in effect at the close of business on the payable  date of the  dividend or  distribution.  To elect  this  option,  the  shareholder  must  notify the
Transfer  Agent in  writing  and must  have an  existing  account  in the fund selected for  reinvestment.  Otherwise,  the  shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an  account.  Dividends  and/or  distributions  from  shares of certain  other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  Custodian of the Fund's  assets.  The
Custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is be the  practice of the Fund to deal with the  Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the Custodian in excess of $100,000 are not protected by Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP is the independent registered public accounting firm of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the
Fund must be pre-approved by the Audit Committee.

                     OPPENHEIMER MONEY MARKET FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Money Market Fund, Inc. as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 14, 2006

                     OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--22.2%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--5.1%
Citibank NA:
5.275%, 9/11/06                                $ 30,000,000     $    30,000,000
5.415%, 9/22/06                                  25,000,000          25,000,000
5.435%, 9/25/06                                   7,000,000           7,000,000
--------------------------------------------------------------------------------
Washington Mutual
Bank FA, 5.47%,
10/18/06                                         20,000,000          20,000,000
--------------------------------------------------------------------------------
Wells Fargo Bank
NA:
5.20%, 8/9/06                                    30,000,000          30,000,000
5.34%, 8/16/06                                   20,000,000          20,000,000
                                                                ----------------
                                                                    132,000,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--17.1%
Abbey National
Treasury Services:
5.245%, 8/14/06                                  25,000,000          25,000,000
5.30%, 8/11/06                                   14,000,000          14,000,000
--------------------------------------------------------------------------------
Bank of Montreal,
Chicago, 5.38%,
9/5/06                                            9,400,000           9,400,000
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
5.44%, 9/25/06                                   19,000,000          19,000,000
5.455%, 10/16/06                                 21,500,000          21,500,000
--------------------------------------------------------------------------------
BNP Paribas, New
York:
5.295%, 7/2/07 1                                 20,000,000          19,995,314
5.49%, 10/19/06                                  20,000,000          20,000,000
--------------------------------------------------------------------------------
Calyon, New York,
5.29%, 7/2/07 1                                  35,000,000          34,986,739
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY:
5.215%, 8/14/06                                  30,000,000          30,000,000
5.25%, 8/14/06                                   20,000,000          20,000,000
5.36%, 8/28/06                                   19,000,000          19,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York, 5.355%,
9/14/06                                          20,000,000          20,000,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT Continued
Royal Bank of
Canada,
New York:
5.19%, 8/9/06                                  $ 15,000,000     $    15,000,000
5.355%, 8/29/06                                  20,000,000          20,000,000
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York,
5.296%, 10/3/06 1                                29,000,000          28,999,004
--------------------------------------------------------------------------------
Societe Generale,
New York, 5.175%,
8/9/06                                           20,000,000          20,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York:
5.175%, 8/7/06                                   20,000,000          20,000,000
5.335%, 9/15/06                                  11,500,000          11,500,000
--------------------------------------------------------------------------------
UBS AG, Stamford
CT:
5.325%, 8/18/06                                  30,000,000          30,000,000
5.34%, 8/21/06                                   35,000,000          35,000,000
--------------------------------------------------------------------------------
Westpac Banking
Corp., New York,
5.09%, 8/4/06                                    12,300,000          12,299,908
                                                                ----------------
                                                                    445,680,965
                                                                ----------------
Total Certificates
of Deposit (Cost $577,680,965)                                      577,680,965

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--16.3%
--------------------------------------------------------------------------------
AB SPINTAB:
5.335%, 9/19/06                                  20,000,000          19,854,769
5.34%, 9/5/06                                    19,000,000          18,901,358
5.37%, 10/18/06                                   9,800,000           9,685,977
--------------------------------------------------------------------------------
Bank of America NA:
5.30%, 9/11/06                                   25,000,000          25,000,000
5.37%, 9/14/06                                    5,000,000           5,000,000
5.415%, 9/15/06                                  15,000,000          15,000,000
--------------------------------------------------------------------------------
Barclays US Funding
Corp., 5.09%, 8/7/06                             15,000,000          14,987,275
--------------------------------------------------------------------------------
BNP Paribas Finance,
Inc., 5.13%, 8/7/06                              10,000,000           9,991,450
--------------------------------------------------------------------------------
Danske Corp.:
5.10%, 8/8/06 2                                  23,000,000          22,977,192
5.39%, 9/25/06 2                                 14,000,000          13,884,714

                    11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
DnB NOR Bank ASA,
5.26%, 8/8/06                                  $  4,700,000     $     4,695,193
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
5.14%, 11/22/06 2                                15,000,000          14,757,992
--------------------------------------------------------------------------------
HBOS Treasury
Services:
5.295%, 9/19/06                                  30,000,000          29,783,788
5.385%, 9/26/06                                  20,200,000          20,030,791
5.39%, 9/28/06                                   20,000,000          19,826,322
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
5.16%, 11/22/06                                  10,000,000           9,838,033
--------------------------------------------------------------------------------
Nationwide Building
Society, 5.315%,
9/20/06 2                                        25,000,000          24,815,451
--------------------------------------------------------------------------------
Nordea North
America, Inc., 5.165%,
8/14/06                                          20,000,000          19,962,697
--------------------------------------------------------------------------------
Royal Bank of
Canada,
5.33%, 8/28/06                                    2,000,000           1,992,005
--------------------------------------------------------------------------------
Santander Central
Hispano Finance
(Delaware), Inc.,
5.17%, 8/15/06                                   19,700,000          19,660,392
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken AB,
5.37%, 11/27/06 1,2                              10,000,000          10,000,000
--------------------------------------------------------------------------------
Societe Generale
North America,
5.335%, 9/1/06                                   20,000,000          19,908,119
--------------------------------------------------------------------------------
St. George Bank Ltd.,
5.40%, 9/8/06 2                                   6,000,000           5,965,800
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc., 5.31%,
8/8/06 2                                          4,500,000           4,495,406
--------------------------------------------------------------------------------
Svenska
Handelsbanken, Inc.,
Series S, 5.34%,
8/31/06                                          20,000,000          19,911,000
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC,
5.325%, 8/24/06                                  20,000,000          19,931,958

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Westpac Banking
Corp., 5.13%,
11/27/06 2                                     $ 25,000,000     $    24,579,625
                                                                ----------------
Total Direct Bank
Obligations (Cost $425,437,307)                                     425,437,307

--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.6%
--------------------------------------------------------------------------------
Suntrust Bank,
guaranteeing
commercial paper
of NATC California
LLC, 5.42%, 10/13/06
(Cost $14,835,142)                               15,000,000          14,835,142

--------------------------------------------------------------------------------
SHORT-TERM NOTES--57.6%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.6%
Barton Capital Corp.,
5.16%, 8/3/06 2                                  25,000,000          24,992,833
--------------------------------------------------------------------------------
Cancara Asset
Securitization LLC,
5.29%, 8/11/06 2                                 32,700,000          32,651,949
--------------------------------------------------------------------------------
Concord Minutemen
Capital Co. LLC:
5.30%, 8/15/06 2                                 14,000,000          13,971,090
5.405%, 10/17/06 2                               25,000,000          24,710,983
--------------------------------------------------------------------------------
Crown Point Capital
Co., 5.38%, 9/12/06 2                            13,110,000          13,027,713
--------------------------------------------------------------------------------
Fairway Finance Corp.,
5.335%, 9/18/06 2                                 4,725,000           4,691,390
--------------------------------------------------------------------------------
FCAR Owner Trust I:
5.33%, 9/15/06                                   15,000,000          14,900,063
5.34%, 8/18/06                                   25,000,000          24,936,958
5.40%, 10/25/06                                  10,000,000           9,872,500
--------------------------------------------------------------------------------
FCAR Owner Trust II,
5.16%, 8/4/06                                    20,000,000          19,991,450
--------------------------------------------------------------------------------
Gemini Securitization
Corp.:
5.30%, 8/16/06 2                                 20,000,000          19,955,833
5.36%, 9/7/06 2                                  17,000,000          16,906,349
5.40%, 10/16/06 2                                35,000,000          34,601,000
--------------------------------------------------------------------------------
GOVCO, Inc.:
5.33%, 8/17/06 2                                 25,000,000          24,940,778
5.395%, 10/18/06 2                               22,000,000          21,742,838

                    12 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Grampian Funding
LLC, 5.15%, 11/21/06                           $ 17,000,000     $    16,727,622
--------------------------------------------------------------------------------
Legacy Capital Co.
LLC:
5.30%, 8/16/06                                   17,000,000          16,962,458
5.315%, 9/15/06                                   9,000,000           8,940,206
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
5.41%, 10/18/06 2                                20,000,000          19,765,567
--------------------------------------------------------------------------------
Neptune Funding
Corp.:
5.36%, 8/23/06 2                                 10,000,000           9,967,244
5.385%, 9/20/06 2                                23,000,000          22,827,979
5.40%, 10/23/06 2                                25,000,000          24,688,750
--------------------------------------------------------------------------------
Ormond Quay
Funding LLC:
5.35%, 8/18/06 2                                 13,000,000          12,967,157
5.36%, 8/23/06 2                                 15,000,000          14,950,867
--------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A:
5.155%, 8/10/06 2                                50,000,000          49,935,563
5.36%, 9/7/06 2                                  25,000,000          24,862,278
--------------------------------------------------------------------------------
Solitaire Funding LLC,
5.345%, 9/20/06 2                                26,395,000          26,199,281
--------------------------------------------------------------------------------
Victory Receivables
Corp.:
5.30%, 8/10/06 2                                 23,500,000          23,468,863
5.40%, 10/24/06 2                                15,000,000          14,811,000
                                                                ----------------
                                                                    588,968,562

--------------------------------------------------------------------------------
BEVERAGES--0.3%
Beverage South LLC,
Series 2004, 5.40%,
8/1/06 1                                          6,900,000           6,900,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--7.6%
Banc of America
Securities LLC, 5.33%,
8/1/06 1                                         50,000,000          50,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
5.35%, 9/21/06                                   25,500,000          25,307,015
5.37%, 9/28/06                                   20,000,000          19,826,967
5.39%, 9/27/06                                   29,000,000          28,752,509
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
5.384%, 4/6/07 1,3                               15,000,000          15,000,000
5.45%, 10/30/06 1,3                              35,000,000          35,000,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Lehman Brothers, Inc.,
5.50%, 8/1/06 1                                $  4,000,000     $     4,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
5.28%, 8/10/06                                   20,000,000          19,973,600
                                                                ----------------
                                                                    197,860,091

--------------------------------------------------------------------------------
CHEMICALS--0.5%
BASF AG, 5.32%,
8/23/06 2                                        14,300,000          14,253,509
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Bank of America
Corp., 5.115%, 8/2/06                            13,000,000          12,998,153
--------------------------------------------------------------------------------
HSBC USA, Inc.,
5.33%, 9/1/06                                    22,000,000          21,899,026
--------------------------------------------------------------------------------
National City Credit
Corp., 5.11%, 8/3/06                             20,000,000          19,994,322
                                                                ----------------
                                                                     54,891,501

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.4%
Countrywide
Financial Corp.:
5.30%, 8/8/06                                    28,000,000          27,971,144
5.37%, 8/28/06                                   28,500,000          28,385,216
--------------------------------------------------------------------------------
Private Export
Funding Corp., 5.25%,
8/3/06 2                                          5,000,000           4,998,542
                                                                ----------------
                                                                     61,354,902

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Mississippi Business
Finance Corp. Revenue
Bonds, Shuqualak
Lumber Project, Series
2003, 5.40%, 8/1/06 1                             2,000,000           2,000,000
--------------------------------------------------------------------------------
Warrior Roofing
Manufacturing of
Georgia LLC, Series
2004, 5.45%, 8/1/06 1                             3,710,000           3,710,000
                                                                ----------------
                                                                      5,710,000

                    13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
General Electric
Capital Corp.:
5.28%, 8/21/06                                 $ 19,000,000     $    18,944,372
5.29%, 8/15/06                                   13,000,000          12,973,256
--------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc., 5.525%,
2/15/07 1                                        20,000,000          20,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.,
5.305%, 9/21/06                                   5,000,000           4,962,423
                                                                ----------------
                                                                     56,880,051

--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C, 5.40%,
8/3/06 1                                          5,515,000           5,515,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp.
Revenue Bonds,
Signal International
LLC Project:
5.40%, 8/1/06 1                                   1,100,000           1,100,000
5.40%, 8/1/06 1                                   1,300,000           1,300,000
                                                                ----------------
                                                                      2,400,000

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
Beaver Cnty., UT
Environmental Facility
Revenue Bonds, BEST
Bio Fuels LLC Project,
Series 2003B, 5.70%,
8/1/06 1                                          3,465,000           3,465,000
--------------------------------------------------------------------------------
INSURANCE--3.5%
ING America
Insurance Holdings,
Inc.:
5.38%, 10/5/06                                   25,000,000          24,757,153
5.40%, 10/17/06                                   9,000,000           8,896,050
--------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6,
5.439%, 8/15/06 1,3                              17,500,000          17,500,000

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Metropolitan Life
Global Funding I,
Series 2003-5, 5.429%,
8/15/06 1,3                                    $ 18,000,000     $    18,000,000
--------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
5.376%, 2/1/07 1,3                               22,000,000          22,000,000
                                                                ----------------
                                                                     91,153,203

--------------------------------------------------------------------------------
LEASING & FACTORING--1.5%
Toyota Motor Credit
Corp., 5.10%, 8/4/06                             40,000,000          39,983,000
--------------------------------------------------------------------------------
METALS & MINING--0.2%
AL Industrial
Development
Authority Revenue
Bonds, Simcala,
Inc. Project, Series
1995, 5.40%, 8/1/06 1                             5,450,000           5,450,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Sanofi-Aventis:
5.09%, 8/2/06 2                                  45,000,000          44,993,640
5.165%, 8/30/06 2                                11,000,000          10,954,232
                                                                ----------------
                                                                     55,947,872

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--11.9%
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B:
5.12%, 8/16/06                                    8,000,000           7,982,933
5.12%, 8/17/06                                    6,570,000           6,555,050
5.35%, 8/18/06                                    8,420,000           8,398,728
5.42%, 10/25/06                                  16,351,000          16,141,753
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.14%, 11/27/06                                  18,200,000          17,893,370
5.38%, 9/13/06                                    2,000,000           1,987,148
5.38%, 9/18/06                                   35,000,000          34,751,733
5.39%, 9/25/06                                   20,000,000          19,835,306
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.32%, 8/11/06                                   36,000,000          35,946,800
--------------------------------------------------------------------------------
Parkland (USA) LLC,
5.336%, 12/12/06 1,4                             27,000,000          26,999,016

                    14 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Premier Asset
Collateralized Entity
LLC 1:
5.38%, 10/25/06 2                              $ 25,300,000     $    24,978,620
5.40%, 10/20/06 2                                24,500,000          24,206,000
--------------------------------------------------------------------------------
RACERS Trust, Series
2004-6-MM, 5.42%,
8/22/06 1                                        15,000,000          15,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.30%, 8/23/06                                   31,000,000          30,899,594
5.31%, 8/25/06                                   14,600,000          14,548,317
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC, 5.49%,
9/28/06 1,4                                      13,000,000          13,000,000
--------------------------------------------------------------------------------
WIND Master Trust
Nts., 5.385%,
8/25/06 1,3                                      10,000,000          10,000,000
                                                                ----------------
                                                                    309,124,368
                                                                ----------------

Total Short-Term Notes
(Cost $1,499,857,059)                                             1,499,857,059

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,517,810,473)                                  96.7%      2,517,810,473
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                          3.3          86,949,497
                                               ---------------------------------
NET ASSETS                                            100.0%    $ 2,604,759,970
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY
TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE
RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR
INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the
Securities Act of 1933. Such securities amount to $722,498,028, or 27.74% of the
Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Illiquid security. The aggregate value of illiquid securities as of July 31,
2006 was $117,500,000, which represents 4.51% of the Fund's net assets. See Note
4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $39,999,016 or 1.54% of the Fund's net assets as of July 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $2,517,810,473)--see accompanying
statement of investments                                        $ 2,517,810,473
--------------------------------------------------------------------------------
Cash                                                                  7,006,306
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                        117,767,074
Interest                                                              4,309,868
Other                                                                   144,201
                                                                ----------------
Total assets                                                      2,647,037,922

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                     38,732,809
Dividends                                                             2,679,058
Directors' compensation                                                 358,289
Transfer and shareholder servicing agent fees                           265,191
Shareholder communications                                              163,479
Other                                                                    79,126
                                                                ----------------
Total liabilities                                                    42,277,952

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 2,604,759,970
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of capital stock                            $   260,465,901
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,344,278,108
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                             15,961
                                                                ----------------
NET ASSETS                                                      $ 2,604,759,970
                                                                ================

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $1,596,820,427 and 1,596,722,820
shares of capital stock outstanding)                            $          1.00
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $1,007,939,543 and
1,007,936,186 shares of capital stock outstanding)              $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                        $   100,207,205
--------------------------------------------------------------------------------
Other income                                                            187,946
                                                                ----------------
Total investment income                                             100,395,151

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       9,119,532
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               3,314,058
Class Y                                                                  37,972
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 459,368
Class Y                                                                      80
--------------------------------------------------------------------------------
Directors' compensation                                                  23,643
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,039
--------------------------------------------------------------------------------
Other                                                                   203,230
                                                                ----------------
Total expenses                                                       13,162,922
Less waivers and reimbursements of expenses                             (11,307)
                                                                ----------------
Net expenses                                                         13,151,615

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                87,243,536

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         15,960

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    87,259,496
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                    2006                2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                        $   87,243,536     $    33,571,087
--------------------------------------------------------------------------------
Net realized gain                                    15,960              54,749
                                             -----------------------------------
Net increase in net assets resulting
from operations                                  87,259,496          33,625,836

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                         (71,566,197)        (33,138,180)
Class Y                                         (15,732,087)           (435,695)

--------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital stock transactions:
Class A                                        (365,712,571)        165,474,199
Class Y                                         982,713,397          25,222,789

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                  616,962,038         190,748,949
--------------------------------------------------------------------------------
Beginning of period                           1,987,797,932       1,797,048,983
                                             -----------------------------------
End of period                                $2,604,759,970     $ 1,987,797,932
                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    18 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
CLASS A         YEAR ENDED JULY 31,                     2006          2005          2004          2003          2002
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain              .04 1         .02 1          -- 2         .01           .02
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.04)         (.02)           -- 2        (.01)         (.02)
Distributions from net realized gain                      --            --            --            -- 2          -- 2
                                                  --------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.04)         (.02)           -- 2        (.01)         (.02)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                          3.92%         1.80%         0.43%         0.84%         1.88%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,596,820    $1,962,575    $1,797,049    $1,955,368    $2,093,484
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,885,665    $1,856,740    $1,808,266    $2,014,466    $2,005,530
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   3.79%         1.78%         0.43%         0.83%         1.88%
Total expenses                                          0.62%         0.65%         0.73%         0.72%         0.79%
Expenses after payments and waivers
and reduction to custodian expenses                     0.62%         0.65%         0.72%         0.72%         0.63%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y           YEAR ENDED JULY 31,                        2006      2005 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                   $     1.00   $    1.00
--------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain 2                 .04         .02
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.04)       (.02)
Distributions from net realized gain                           --          --
                                                       -------------------------
Total dividends and/or distributions to shareholders         (.04)       (.02)
--------------------------------------------------------------------------------

Net asset value, end of period                         $     1.00   $    1.00
                                                       =========================

--------------------------------------------------------------------------------
TOTAL RETURN 3                                               4.08%       1.85%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $1,007,940   $  25,223
--------------------------------------------------------------------------------
Average net assets (in thousands)                      $  347,670   $  22,892
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                        4.52%       2.05%
Total expenses                                               0.43% 5     0.52% 6

1. For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

    UNDISTRIBUTED NET             UNDISTRIBUTED             ACCUMULATED LOSS
    INVESTMENT INCOME            LONG-TERM GAIN             CARRYFORWARD 1,2
    ------------------------------------------------------------------------
    $2,890,151                              $--                          $--

1. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends

                    21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31,
2006. Net assets of the Fund were unaffected by the reclassifications.

                  REDUCTION TO                     REDUCTION TO
                  ACCUMULATED                   ACCUMULATED NET
                  NET INVESTMENT                  REALIZED GAIN
                  LOSS                           ON INVESTMENTS
                  ---------------------------------------------
                  $54,748                               $54,748

The tax character of distributions paid during the years ended July 31, 2006 and
July 31, 2005 was as follows:

                                             YEAR ENDED            YEAR ENDED
                                          JULY 31, 2006         JULY 31, 2005
    -------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                         $87,298,284          $ 33,573,875

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended
July 31, 2006, the Fund's projected benefit obligations were decreased by
$31,825 and payments of $30,185 were made to retired directors, resulting in an accumulated liability of $294,225 as of July 31, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The
Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of directors' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed

                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period.
Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 7 billion shares of $.10 par value capital stock.
Transactions in shares of capital stock were as follows:

                                       YEAR ENDED JULY 31, 2006          YEAR ENDED JULY 31, 2005 1
                                        SHARES            AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                             2,183,702,008   $ 2,183,701,983    2,901,110,299   $ 2,901,110,299
Dividends and/or
distributions reinvested            69,915,708        69,915,708       30,377,215        30,377,215
Redeemed                        (2,619,350,286)   (2,619,330,262)  (2,766,013,315)   (2,766,013,315)
                                ---------------------------------------------------------------------
Net increase (decrease)           (365,732,570)  $  (365,712,571)     165,474,199   $   165,474,199
                                =====================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             1,111,138,886   $ 1,111,138,886       62,684,594   $    62,684,594
Dividends and/or
distributions reinvested            14,748,120        14,748,120          392,058           392,058
Redeemed                          (143,173,609)     (143,173,609)     (37,853,863)      (37,853,863)
                                ---------------------------------------------------------------------
Net increase                       982,713,397   $   982,713,397       25,222,789   $    25,222,789
                                =====================================================================

1. For the year ended July 31, 2005 for Class A shares and for the period from
August 27, 2004 (inception of offering) to July 31, 2005 for Class Y shares.

                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

               FEE SCHEDULE
               ---------------------------------------------------
               Up to $500 million of net assets             0.450%
               Next $500 million of net assets              0.425
               Next $500 million of net assets              0.400
               Next $1.5 billion of net assets              0.375
               Over $3 billion of net assets                0.350

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2006, the Fund paid
$3,384,164 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                 CLASS A CONTINGENT DEFERRED SALES
              YEAR ENDED           CHARGES RETAINED BY DISTRIBUTOR
              ----------------------------------------------------
              July 31, 2006                                $35,605

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% for Class A shares and
0.10% for Class Y shares of average annual net assets. During the year ended
July 31, 2006, OFS waived $11,307 for Class Y shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

                    24 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds excluding the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial paper (defined by
Standard  and Poor's as debt having an  original  maturity of no more than 365 days) assess the likelihood of payment:

A-1:  Obligation is rated in the highest category.  The obligor's  capacity to meet its  financial  commitment  on the  obligation  is  strong.  Within  this category,  a plus (+) sign  designation  indicates the  obligor's  capacity to meet its financial obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the  obligor's  capacity to meet its  financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the  likelihood of repayment of principal and interest.  as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,  Standard  and Poor's note rating  symbols are used with the  commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following  short-term  ratings to debt  obligations that are payable on demand or have original  maturities of generally up to three years, including  commercial paper,  certificates of deposit,  medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an
"R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating. Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection. Short term debt rated "R-1
(low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate credit quality and within the three subset grades (high, middle, low), debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as the "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the Fund  with a remaining  maturity of 397 days or less,  or for rating  issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged  to be the best  quality.  They  carry  the  smallest  degree  of investment  risk  and are  generally  referred  to as "gilt  edged."  Interest payments are  protected by a large or by an  exceptionally  stable  margin and principal  is secure.  While the  various  protective  elements  are likely to change,  the  changes  that can be  expected  are most  unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"
group,  they comprise what are generally known as high-grade  bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical  modifiers "1", "2" and "3" in its "Aa" rating classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its  generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds  (including  municipal  bonds maturing  beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit Quality.  "AAA" ratings denote the lowest  expectation of credit  risk.  They  are  assigned  only in the case of  exceptionally  strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings denote a very low  expectation of credit  risk.  They  indicate a very  strong  capacity  for timely  payment of financial  commitments.  This  capacity  is not  significantly  vulnerable  to foreseeable events.

      Because  bonds  rated  in  the  "AAA"  and  "AA"   categories   are  not
significantly  vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

                                  Appendix B

                           Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

          1)plans created or qualified under Sections 401(a) or 401(k) of the
             Internal Revenue Code,

         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
      Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
      Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
      Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P.
      ("MLIM"), that are made available under a Service Agreement between
      Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
         Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

1.    Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
   Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.

|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.    Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of
   0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
      1)    Following the death or disability (as defined in the Internal
      Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
      2)    To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
      Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue
      Code.
         6) To meet the minimum distribution requirements of the Internal
         Revenue Code.
         7) To make "substantially equal periodic payments" as described in
         Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
         mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
         redemption proceeds are rolled over directly to an
         OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
      Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).

|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic
         Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
         Revenue Code.
         7) To make "substantially equal periodic payments" as described in
         Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a
         mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
         Retirement Plan if the plan has made special arrangements with the
         Distributor.
         11)      Distributions made on account of a plan termination or
         "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
         Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10%
         of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
         Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special arrangement with the
         Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
   Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
      Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer            2.50%               2.56%                  2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At least 10 but not   2.00%               2.04%                  1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
      shares purchased by the following investors are not subject to any
      Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
      Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
      the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
      Oppenheimer fund. The shares must have been acquired by the merger of a
      Former Quest for Value Fund into the fund or by exchange from an
      Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March
      6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
      but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class
      B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For
      Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to
      November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
      Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
      Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class
      A contingent deferred sales charge that was in effect prior to March
      18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
         Former Connecticut Mutual Funds were $500,000 prior to March 18,
         1996, as a result of direct purchases or purchases pursuant to the
         Fund's policies on Combined Purchases or Rights of Accumulation, who
         still hold those shares in that Fund or other Former Connecticut
         Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

            Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
      March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
         Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the
         Combined Purchases, Statement of Intention and Rights of
         Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
         Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
         Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
         Services, L.L.C. ("CMFS"), the prior distributor of the Former
         Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
         Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
   403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
   Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.   Special Reduced Sales Charge for Former Shareholders of Advance
      America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.  Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
      Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------

Internet Website:
www.oppenheimerfunds.com

Investment Advisor
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (1.800.225.5677)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Registered Independent Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Counsel to the Funds
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Directors
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

1234
PX0200.001.0906

(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                     OPPENHEIMER MONEY MARKET FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits

(a)   (i)   Articles of  Incorporation  dated  December 13,  1973:  Previously filed  with  Registrants  Registration  Statement  on Form S-5,  refiled  with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Articles of  Amendment  of Articles of  Incorporation  dated April
10, 1974:  Previously filed with Registrants  Post-Effective  Amendment No. 3,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (iii) Articles of Amendment of Articles of  Incorporation  dated July 9,
1975:  Previously  filed  with  Registrants  Post-Effective  Amendment  No. 9, refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv)  Articles of Amendment of Articles of Incorporation  dated December
13, 1979: Previously filed with Registrants  Post-Effective  Amendment No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (v)   Articles of Amendment of Articles of  Incorporation  dated May 22,
1980:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (vi)  Articles of Amendment of Articles of Incorporation  dated June 16,
1980:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (vii) Articles of Amendment of Articles of  Incorporation  dated July 2,
1981:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 26, refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (viii)      Articles of  Amendment  of Articles of  Incorporation  dated
February 23, 1982: Previously filed with Registrants  Post-Effective Amendment
No. 27, refiled with  Registrant's  Post-Effective  Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ix)  Articles of  Amendment of Articles of  Incorporation  dated August
30, 1982: Previously filed with Registrants  Post-Effective  Amendment No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

(b)   Amended and  Restated  By-Laws  dated April 11, 2002:  Previously  filed with Registrants  Post-Effective Amendment No. 64, (7/19/02), and incorporated herein by reference.

      (i)  Amendment  No. 1 to Amended and Restated  By-Laws  dated August 11,
2005: Filed herewith.

(c)   Specimen  Share   Certificate:   Previously   filed  with   Registrant's
Post-Effective  Amendment  No.  63,  (11/27/01),  and  incorporated  herein by reference.

(d)   Amended and Restated  Investment  Advisory  Agreement dated December 12,
2002:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 66
(9/22/03), and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement   dated   December  10,  1992:
Previously filed with Registrant's  Post-Effective Amendment No. 50 (4/22/93),
refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i)   Amended and Restated  Retirement Plan for Non-Interested  Trustees
or Directors dated 8/9/01;  Previously filed with Post-Effective Amendment No.
34 to the  Registration  Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)  Form   of   Deferred    Compensation    Plan   for   Disinterested
Directors/Directors:  Filed  with  Post-Effective  Amendment  No.  26  to  the
Registration  Statement of Oppenheimer  Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

(g)

      (i) Global Custodial  Services Agreement dated July 15, 2003, as amended
September 13, 2006,  between Registrant and Citibank,  N.A.:  Previously filed with  Post-Effective  Amendment  No.  27 to the  Registration  of  Oppenheimer
California  Municipal  Fund (Reg. No.  33-23566),  9/26/06,  and  incorporated herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31, 2001 as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A.:
Previously  filed  with  Pre-Effective  Amendment  No.  1 to the  Registration
Statement  of  Oppenheimer  International  Large  Cap  Core  Trust  (Reg.  No.
333-1060142), 8/05/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and  Consent of Counsel  dated  February  28,  1974:  Previously filed with  Registrant's  Registration  Statement,  refiled with  Registrant's
Post-Effective  Amendment No. 54, (4/27/95) pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith

(k)   Not applicable.

(l)   Not applicable.

(m)   Not applicable.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
08/11/05:  Previously  Filed  with  Post-Effective  Amendment  No.  5,  to the
Registration  Statement of Oppenheimer Main Street  Opportunity Fund (Reg. No.
333-40186), 9/27/05, and incorporated herein by reference.

(o)   (i)   Powers of Attorney  for all  Trustees/Directors  and Brian  Wixted
dated June 21, 2006: Previously filed with the Initial Registration  Statement of Oppenheimer  Absolute Return Fund (Reg. No.  333-1354926306),  6/30/06, and
incorporated herein by reference.

(p)   Not applicable [the Registrant is a Money Market Fund].

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Reference  is  made to the  provisions  of  Article  Seventh  of  Registrant's
Articles of Amendment of Articles of  Incorporation  filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted to  Directors,  officers and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses incurred or paid by a Director,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted by such  Director,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two  fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director,  officer,  employee,  partner or trustee.

 --------------------------------------------------------------------------------
 Name and Current Position
 with OppenheimerFunds,     Other Business and  Connections  During the Past Two
 Inc.                       Years
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Timothy L. Abbuhl,         Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Emeline S. Adwers,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Agan,               Senior  Vice  President  of  Shareholder   Financial
 Senior Vice President      Services,  Inc.  and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds   Distributor,
                            Inc.,  Centennial Asset  Management  Corporation and
                            OFI Private Investments Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carl Algermissen,          Formerly   Associate   Counsel  &  Legal  Compliance
 Vice President &           Officer at Great  West-Life & Annuity  Insurance Co.
 Associate Counsel          (February 2004-October 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Amato,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Erik Anderson,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Tracey Beck                None
 Apostolopoulos,
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Janette Aprilante,         Secretary  (since  December  2001)  of:   Centennial
 Vice President & Secretary Asset   Management   Corporation,   OppenheimerFunds
                            Distributor,   Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June  2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder   Financial
                            Services,  Inc., Shareholder Services, Inc., Trinity
                            Investment  Management  Corporation  (since  January
                            2005),  OppenheimerFunds Legacy Program, OFI Private
                            Investments   Inc.   (since   June   2003)  and  OFI
                            Institutional  Asset  Management,  Inc.  (since June
                            2003).  Assistant  Secretary  of OFI  Trust  Company
                            (since December 2001).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Hany S. Ayad,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Baker,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James F. Bailey,           Senior Vice President of Shareholder Services,  Inc.
 Senior Vice President      (since March 2006).  Formerly  Vice  President at T.
                            Row Price Group (September 2000 - January 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael Baldwin,           President  and  Director  of  Shareholder  Financial
 Executive Vice President   Services,   Inc.  and  Shareholder  Services,   Inc.
                            Formerly  Managing  Director at Deutsche Bank (March
                            2001 - March 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Michael Banta,        None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joanne Bardell,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Adam Bass,                 None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kevin Baum,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeff Baumgartner,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marc Baylin,               Formerly  Portfolio  Manager  at J.P.  Morgan  (June
 Vice President             2002-August 2005.)

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Todd Becerra,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lalit K. Behal             Assistant  Secretary of HarbourView Asset Management
 Assistant Vice President   Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen Beichert,         Vice President of OppenheimerFunds Distributor, Inc.
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gerald B. Bellamy,         Assistant  Vice  President  (Sales  Manager  of  the
 Assistant Vice President   International  Division) of OFI Institutional  Asset

                            Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Erik S. Berg,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Bertucci,           None
 Assistant Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rajeev Bhaman,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Craig Billings,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark Binning,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert J. Bishop,          Treasurer  (since October 2003) of  OppenheimerFunds
 Vice President             Distributor,  Inc. and Centennial  Asset  Management
                            Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Beth Bleimehl,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John R. Blomfield,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa I. Bloomberg,         None.
 Vice President &
 Associate Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Veronika Boesch,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Chad Boll,                 None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Antulio N. Bomfim,         None
 Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly  Vice  President & Corporate  Counsel at
Vice President & Senior        Prudential   Financial   Inc.   (October  2002  -

Counsel                        November 2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Bourgeois,            Assistant Vice  President of  Shareholder  Services,
 Assistant Vice President   Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Boydell,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Bromberg,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Kristine Bryan-Levin,          Formerly  Senior Vice President at Brown Brothers
Vice President                 Harriman (November 2002 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Stephanie Bullington,      Formerly Fund Accounting  Manager at Madison Capital
 Assistant Vice President   Management  Company  (July  2005 - October  2005 and
                            Fund   Accounting   Officer  at   Butterfield   Fund
                            Services   (Bermuda)   Limited   (a   wholly   owned
                            subsidiary  of the  Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Paul Burke,                None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark Burns,                None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Geoffrey Caan,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patrick Campbell,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Catherine Carroll,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Debra Casey,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Maria Castro,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Chaffee,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Patrick Sheng Chu,             None
Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brett Clark,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 H.C. Digby Clements,       None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Peter V. Cocuzza,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gerald James Concepcion,   Formerly  (until  November  2004)  an RIA  Marketing
 Assistant Vice President   Associate of OppenheimerFunds, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Corbett,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Susan Cornwell,            Senior  Vice  President  of  Shareholder   Financial
 Senior Vice President      Services, Inc. and Shareholder Services,  Inc.; Vice
                            President  of  OppenheimerFunds  Distributor,  Inc.,
                            Centennial   Asset   Management    Corporation   and
                            OppenheimerFunds Legacy Program.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Cheryl Corrigan,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Belinda J. Cosper,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott Cottier,             None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Laura Coulston,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kevin Dachille,            Formerly Fixed Income Director at National  Railroad
 Vice President             Retirement Investment Trust (May 2003 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Damian,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Richard Demarco,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Craig P. Dinsell,          None
 Executive Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Randall C. Dishmon,        None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gavin Dobson,              Formerly  President  at Britannic  Asset  Management
 Vice President             International (September 2001 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rebecca K. Dolan,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Steven D. Dombrower,       Senior Vice  President  of OFI  Private  Investments
 Vice President             Inc.;    Vice    President    of    OppenheimerFunds
                            Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas Doyle,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Bruce C. Dunbar,           None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Dvorak,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Richard Edmiston,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 A. Taylor Edwards,         Formerly  Associate at Dechert LLP (September 2000 -
 Assistant Vice President   December 2005).
 & Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Venkat Eleswarapu,         Formerly  Associate  Professor  of  Finance at Texas
 Vice President             Tech  University  (July  2005 -  December  2005) and
                            Assistant   Professor   of   Finance   at   Southern
                            Methodist University (January 1999 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel R. Engstrom,        None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James Robert Erven         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 George R. Evans,           None
 Senior Vice President &
 Director of International
 Equities

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward N. Everett,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kathy Faber,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Falicia,             None  Assistant  Secretary  (as  of  July  2004)  of
 Assistant Vice President   HarbourView Asset Management Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Matthew Farkas,            Formerly  Associate at Epstein Becker & Grenn,  P.C.
 Assistant Vice President   (September 2000 - March 2006).
 and Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kristie Feinberg,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Emmanuel Ferreira,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ronald H. Fielding,        Vice  President  of  OppenheimerFunds   Distributor,
 Senior Vice President;     Inc.;  Director  of ICI  Mutual  Insurance  Company;
 Chairman of the Rochester  Governor  of St.  John's  College;  Chairman  of the
 Division                   Board  of  Directors  of  International   Museum  of

                            Photography at George Eastman House.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Bradley G. Finkle,         None
 Vice President

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Barbara Fraser,            Formerly  Attorney in Private Practice (April 2000 -
 Vice President &           November 2005).
 Associate Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Frengillo,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dominic Freud,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dan Gagliardo,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Hazem Gamal,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Seth Gelman,               None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Timothy Gerlach,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Subrata Ghose,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Charles W. Gilbert,        None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kurt Gibson,               Formerly  Manager at Barclays  Capital (January 2002
 Assistant Vice President   - April 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Phillip S. Gillespie,      None.
 Senior Vice President &
 Assistant Secretary

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Alan C. Gilston,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jacqueline Girvin-Harkins, None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jill E. Glazerman,         None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Benjamin J. Gord,          Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation   and   of   OFI   Institutional   Asset
                            Management, Inc.
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leyla Greengard,               None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carol Guttzeit,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Haley,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marilyn Hall,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kelly Haney,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steve Hauenstein,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert W. Hawkins,         Formerly an  Associate  at Shearman and Sterling LLP
 Assistant Vice President   (July 2004 - August 2005).
 & Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas B. Hayes,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jennifer Heathwood,        None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Heidi Heikenfeld,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Annika Helgerson,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Edward Henderson,          Formerly  Director of Corporate  Purchasing and Risk
 Assistant Vice President   Management  at  StarTek  Inc.  (January  2003  - May
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Hermann,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dennis Hess,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joseph Higgins,            Vice   President   of   OFI   Institutional    Asset
 Vice President             Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dorothy F. Hirshman,       None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel Hoelscher,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Hourihan,            Assistant   Secretary  of  OFI  Institutional  Asset
 Vice President &           Management,  Inc. (since April 2006).  Formerly Vice
 Associate Counsel          President  and  Senior   Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward Hrybenko,           Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Scott T. Huebl,            Assistant Vice President of OppenheimerFunds  Legacy
 Vice President             Program.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Margaret Hui,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dana Hunter,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Huttlin,              Senior    Vice    President    (Director    of   the
 Vice President             International  Division) (since January 2004) of OFI
                            Institutional   Asset  Management,   Inc.;  Director
                            (since   June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James G. Hyland,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kelly Bridget Ireland,     None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen T. Ives,          Vice   President   and   Assistant    Secretary   of
 Vice President, Senior     OppenheimerFunds  Distributor,  Inc. and Shareholder
 Counsel & Assistant        Services,  Inc.;  Assistant  Secretary of Centennial
 Secretary                  Asset   Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial  Services,
                            Inc.

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Jennings,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Michael Johnson,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Kadehjian,            Formerly  Vice  President,  Compensation  Manager at
 Assistant Vice President   The Bank of New York (November 1996-November 2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Charles Kandilis,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rezo Kanovich,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas W. Keffer,          None
 Senior Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

John Kiernan,                  Formerly  Vice  President  and Senior  Compliance
Assistant Vice President &     Officer,  Guardian  Trust  Company,  FSB  at  The
Marketing Compliance Manager   Guardian  Life   Insurance   Company  of  America
                               (since February 1998 - November 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Audrey Kiszla              Formerly Vice  President at First  Horizon  Merchant
 Vice President             Services  (December  2005- May  2006);  Director  at
                            Janus (January 1998 - August 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Martin S. Korn,            None.
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dimitrios Kourkoulakos,    None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Kramer,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Paul Kunz,                 None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gloria LaFond,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Lamentino,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Tracey Lange,              Vice  President  of  OppenheimerFunds   Distributor,
 Vice President             Inc. and OFI Private Investments Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey P. Lagarce,        President  of OFI  Institutional  Asset  Management,
 Senior Vice President      Inc. as of January  2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt   Services
                            Business    at    Fidelity    Investments    (August
                            1996-January 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John Latino,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kristina Lawrence,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gayle Leavitt,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Christopher M. Leavy,      None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kevin Lee,                 Formerly  Vice  President  at  Delaware  Investments
 Vice President             (October 2000 - February 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Randy Legg,                None
 Vice President &
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Laura Leitzinger,          Senior Vice President of Shareholder Services,  Inc.
 Senior Vice President      and Shareholder Financial Services, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Justin Leverenz,           None  Formerly,  a  research/technology  analyst  at
 Vice President             Goldman Sachs, Taiwan (May 2002-May 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael S. Levine,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Levitt,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gang Li,                   None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Shanquan Li,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie A. Libby,            Senior Vice  President  of OFI  Private  Investments
 Senior Vice President      Inc.  Formerly  Executive  Vice  President  &  Chief

                            Operating  Officer  at Fred Alger  Management,  Inc.

                            (July 1996 - February 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Lifshey,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mitchell J. Lindauer,      None
 Vice President &
 Assistant General Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Bill Linden,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Malissa B. Lischin,        Assistant   Vice   President   of   OppenheimerFunds
 Vice President             Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David P. Lolli,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Daniel G. Loughran         None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Patricia Lovett,           Vice  President of Shareholder  Financial  Services,
 Vice President             Inc.  and  Senior  Vice   President  of  Shareholder
                            Services, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Misha Lozovik,             Formerly  Senior  Director at  Clinical  Development
 Vice President             Capital  LLC/Care Capital LLC (August 2002 - October
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Steven Lucaccini,          Formerly  Director  and High  Yield  Analyst  at UBS
 Assistant Vice President   Global  Asset  Management  (November  2001  -  April
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Dongyan Ma,                None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Steve Macchia,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark H. Madden,            None.
 Vice President

 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset Management, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carolyn Maxson,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William T. Mazzafro,       Formerly  self-employed  as a consultant  securities
 Assistant Vice President   (January 2004 - December 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Trudi McKenna,             Formerly   Leadership   Development   Supervisor  at
 Assistant Vice President   JetBlue Airways (July 2003 - October 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jay Mewhirter,             Formerly  Director  of  Application  Development  at
 Vice President             AMVESCAP (September 1999 - March 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Elizabeth McCormack,       Vice   President   and   Assistant    Secretary   of
 Vice President             HarbourView Asset Management Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph McDonnell,          Formerly  Senior  Vice  President  at  Lehman  Bros.
 Vice President             (April 1995 - March 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph McGovern,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Charles L. McKenzie,       Chairman  of the Board,  Director,  Chief  Executive
 Senior Vice President      Officer  and   President   of  OFI  Trust   Company;
                            Chairman,  Chief Executive Officer, Chief Investment
                            Officer  and  Director  of OFI  Institutional  Asset
                            Management,    Inc.;   Chief   Executive    Officer,
                            President,  Senior Managing Director and Director of
                            HarbourView Asset Management Corporation;  Chairman,
                            President;    Director    of   Trinity    Investment
                            Management   Corporation   and  Vice   President  of
                            Oppenheimer Real Asset Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Medev,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lucienne Mercogliano,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Jan Miller,                    Formerly a Supervisor at Janus (May  2004-October
Assistant Vice President       2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Heather Minks              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rejeev Mohammed,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Nikolaos D. Monoyios,      None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jill Mulachy,              None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John V. Murphy,            President  and  Management  Director of  Oppenheimer
 Chairman, President,       Acquisition   Corp.;   President   and  Director  of
 Chief                      Oppenheimer Real Asset  Management,  Inc.;  Chairman
 Executive Officer &        and  Director  of  Shareholder  Services,  Inc.  and
 Director                   Shareholder  Financial  Services,  Inc.; Director of

                            Centennial     Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,      Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,   Trinity
                            Investment Management  Corporation,  Tremont Capital
                            Management,   Inc.,   HarbourView  Asset  Management
                            Corporation  and  OFI  Private   Investments   Inc.;
                            Executive  Vice  President of  Massachusetts  Mutual
                            Life Insurance Company;  Director of DLB Acquisition
                            Corporation;  a  member  of the  Investment  Company
                            Institute's Board of Governors.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Meaghan Murphy,            Formerly  Marketing  Professional,  RFP Writer at JP
 Assistant Vice President   Morgan Fleming Asset  Management (May 2002 - October
                            2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Suzanne Murphy,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Thomas J. Murray,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kenneth Nadler,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Paul Newman,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Richard Nichols,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 William Norman,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James B. O'Connell,        Formerly    a    Senior    Designer    Manager    of
 Assistant Vice President   OppenheimerFunds, Inc. (April 2002 - December 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Matthew O'Donnell,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Tony Oh,                   Formerly  Director  of  SEC  Reporting  at  Teletech
 Assistant Vice President   Holdings (July 2004 - April 2005.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John O'Hare,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John J. Okray,             Formerly Vice  President,  Head of Trust  Operations
 Vice President             at Lehman Brothers (June 2004-October 2004)
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lerae A. Palumbo,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Anthony Parish,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen Patton,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David P. Pellegrino,       None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Allison C. Pells,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert H. Pemble,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lori L. Penna,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian Petersen,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marmeline Petion-Midy,     None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Pfeffer,             Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President &    Management Corporation since February 2004.
 Chief Financial Officer

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Sanjeev Phansalkar,        Formerly   Consultant  at  The  Solomon-Page   Group
 Assistant Vice President   (October 2004 - September 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 James F. Phillips,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott Phillips,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Gary Pilc,                 None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Piper,                Assistant Vice  President of  Shareholder  Services,
 Assistant Vice President   Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jeaneen Pisarra,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nicolas Pisciotti,         Formerly  Assistant  Vice  President  at ING  (April
 Assistant Vice President   2002 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Poiesz,              None
 Senior Vice President,
 Head of Growth Equity
 Investments

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Sergei Polevikov,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Semyon Polyak,             Formerly Vice President and Co-Portfolio  Manager at
 Vice President             Pioneer Investments (June 1998 - August 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey Portnoy,           None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Ellen Puckett,                 None
Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jane C. Putnam,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Paul Quarles,              Formerly a Principal at AIM Management  Group,  Inc.
 Assistant Vice President   (October 1997-October 2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael E. Quinn,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Julie S. Radtke,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Norma J. Rapini,           None
 Assistant Vice President :
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Corry E. Read,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marc Reinganum,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jill Reiter,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Eric Rhodes,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Eric Richter,              Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation.  Formerly  Investment Officer at Alaska
                            Permanent  Fund  Corporation  (April 2005 - February
                            2006);  Vice  President at Loomis Sayles & Co. (July
                            1997 - April 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Claire Ring,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Grace Roberts,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David Robertson,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Robert Robis,              Formerly a Proprietary  Trader at J.P.  Morgan Chase
 Assistant Vice President   & Co. (May 2004-May 2005).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Antoinette Rodriguez,      None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Stacey Roode,              None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jeffrey S. Rosen,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Stacy Roth,                None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James H. Ruff,             President    &    Director    of    OppenheimerFunds
 Executive Vice President   Distributor,  Inc. and Centennial  Asset  Management

                            Corporation;   Executive   Vice   President  of  OFI
                            Private Investments Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Adrienne Ruffle,           Formerly an  Associate  with Sidley  Austin  Brown &
 Assistant Vice President   Wood LLP (September 2002-February 2005).
 & Assistant Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Kim Russomanno,            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gerald Rutledge,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie Anne Ryan,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Timothy Ryan,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rohit Sah,                 None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Valerie Sanders,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Karen Sandler,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Rudi W. Schadt,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Ellen P. Schoenfeld,       None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patrick Schneider          Formerly  Human  Resources  Manager at ADT  Security
 Assistant Vice President   Services (December 2001 - July 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mary Beth Schellhorn,      Formerly   Human   Resources   Generalist  at  Misys
 Assistant Vice President   Banking Systems (November 2000 - June 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Scott A. Schwegel,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Allan P. Sedmak            None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jennifer L. Sexton,        Senior Vice  President  of OFI  Private  Investments
 Vice President             Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Asutosh Shah,              Formerly Vice President at Merrill Lynch  Investment
 Vice President             Managers (February 2002 - February 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kamal Shah,                Formerly  Senior  Vice  President  Chief  Technology
 Vice President             Officer at Tremont Capital  Management (March 1998 -
                            July 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Nava Sharma,               None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Siomades,           Formerly  Vice  President,  Portfolio  Management at
 Vice President             Curian Capital LLC (December 2002 - September 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 David C. Sitgreaves,       None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward James Sivigny       None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Enrique H. Smith,          None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Louis Sortino,             None
 Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Keith J. Spencer,          None
 Senior Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Marco Antonio Spinar,      None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brett Stein                Formerly  Vice  President  of  Client   Services  at
 Vice President             XAware, Inc. (October 2002 - August 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Richard A. Stein,          None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Arthur P. Steinmetz,       Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Jennifer Stevens,          None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 John P. Stoma,             Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Amy Sullivan,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Deborah A. Sullivan,       Secretary of OFI Trust Company.
 Vice President &
 Assistant Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Michael Sussman,           Vice President of OppenheimerFunds Distributor, Inc.
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Swaney,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Brian C. Szilagyi,         Director of Financial  Reporting  and  Compliance at
 Assistant Vice President   First Data Corporation (April 2003-June 2004).
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Matthew Tartaglia,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Martin Telles,             Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Melinda Trujillo,              Formerly  Senior Manager at CoBank,  ACB (January
Assistant Vice President       2004 - April 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Leonid Tsvayg,             None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Keith Tucker,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Cameron Ullyat,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Angela Uttaro,             None
 Assistant Vice President:
 Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark S. Vandehey,          Vice  President  and  Chief  Compliance  Officer  of
 Senior Vice President &    OppenheimerFunds   Distributor,   Inc.,   Centennial
 Chief Compliance Officer   Asset   Management   Corporation   and   Shareholder
                            Services,   Inc.;   Chief   Compliance   Officer  of
                            HarbourView  Asset  Management   Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder   Financial
                            Services,   Inc.,  Trinity   Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program,  OFI
                            Private  Investments  Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Maureen Van Norstrand,     None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nancy Vann,                Formerly   Assistant   General  Counsel  at  Reserve
 Vice President &           Management Company, Inc. (April to December 2004).
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rene Vecka,                None
 Assistant Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Vincent Vermette,          Assistant   Vice   President   of   OppenheimerFunds
 Assistant Vice President   Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Elaine Villas-Obusan,      None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Phillip F. Vottiero,       None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lisa Walsh,                None
 Assistant Vice President
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President:
Rochester Division
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Adam Weiner,               None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Barry D. Weiss,            Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation  and  of  Centennial   Asset  Management
                            Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Melissa Lynn Weiss,        None
 Vice President &
 Associate Counsel
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Christine Wells,           None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Joseph J. Welsh,           Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Diederick Werdmolder,      Director of OppenheimerFunds  International Ltd. and
 Senior Vice President      OppenheimerFunds  plc  and  OppenheimerFunds  (Asia)

                            Limited;  Senior Vice President  (Managing  Director
                            of the International  Division) of OFI Institutional
                            Asset Management, Inc..
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Catherine M. White,        Assistant   Vice   President   of   OppenheimerFunds
 Assistant Vice President   Distributor,  Inc.;  member of the American  Society
                            of Pension Actuaries (ASPA) since 1995.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William L. Wilby,          None
 Senior Vice President &
 Senior Investment
 Officer, Director of
 Equities

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Troy Willis,               None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Donna M. Winn,             President,  Chief  Executive  Officer & Director  of
 Senior Vice President      OFI Private  Investments Inc.;  Director & President

                            of  OppenheimerFunds  Legacy  Program;  Senior  Vice
                            President of OppenheimerFunds Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Philip Witkower,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian W. Wixted,           Treasurer   of    HarbourView    Asset    Management
 Senior Vice President &    Corporation;  OppenheimerFunds  International  Ltd.,
 Treasurer                  Oppenheimer    Real    Asset    Management,    Inc.,

                            Shareholder  Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments  Inc., OFI
                            Institutional      Asset      Management,      Inc.,
                            OppenheimerFunds  plc  and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief  Financial  Officer of
                            OFI   Trust   Company;    Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Carol E. Wolf,             Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management   Corporation  and  of  Centennial  Asset
                            Management  Corporation;  serves on the Board of the
                            Colorado Ballet.
 --------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Oliver Wolff,                  None
Assistant Vice President
---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer &     Institutional Asset Management,  Inc. (since June
Director                       2003).   Management   Director   of   Oppenheimer
                               Acquisition Corp. (since December 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Caleb C. Wong,             None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Edward C. Yoensky,         None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Geoff Youell,              Formerly   Principal   Consultant   at  XAware   Inc
 Assistant Vice President   (January 2004 - June 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Lucy Zachman,              None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert G. Zack             General  Counsel  of  Centennial   Asset  Management
 Executive Vice President   Corporation;   General   Counsel  and   Director  of

                            OppenheimerFunds  Distributor,   Inc.;  Senior  Vice

 General Counsel            President and General  Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional  Asset
                            Management,  Inc.;  Senior Vice  President,  General
                            Counsel  and  Director  of   Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc.,  OFI
                            Private  Investments  Inc.  and OFI  Trust  Company;
                            Director     and     Assistant      Secretary     of
                            OppenheimerFunds      International      Ltd     and
                            OppenheimerFunds plc; Vice President,  Secretary and
                            General  Counsel of Oppenheimer  Acquisition  Corp.;
                            Director of Oppenheimer Real Asset Management,  Inc.
                            and OppenheimerFunds  (Asia) Limited; Vice President
                            of OppenheimerFunds Legacy Program.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Neal A. Zamore,            None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Anna Zatulovskaya,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Mark D. Zavanelli,         None
 Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Alex Zhou,                 None
 Assistant Vice President
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ronald Zibelli,            Formerly  Managing  Director  and Small  Cap  Growth
 Vice President             Team Leader at Merrill Lynch.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Arthur J. Zimmer,          Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.
 --------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Capital Management, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 28. Principal Underwriter

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement and listed in Item 26(b) above (except  Panorama Series Fund,  Inc.)
and for MassMutual Select Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony Allocco(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
1723 W. Nelson Street

Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher Barlow(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sarah Bourgraf(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelanto Ciaglia(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Colby(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rodney Constable(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fredrick Davis                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan C. Drier                   Vice President            None
2240 Breton Road SE

Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J") Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Fuermann                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(4)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy Huber(1)                    Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Kristenson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Maddox(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Noah Miller(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Director

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Nelkin(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.

Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William J. Raynor(5)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Sexton(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan Wilde(1)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie Wimer(2)                  Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Wisneski(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Zito(1)                  Vice President            None

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all  the requirements for  effectiveness  of this  Registration  Statement  pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 25th day of September, 2006.

                                    OPPENHEIMER MONEY MARKET FUND, INC.

                                    By: /s/ John V. Murphy*

                                    ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                          Title                   Date

/s/ Clayton K. Yeutter*      Chairman of the

---------------------------  Board of Directors       September 25, 2006
Clayton K.Yeutter

/s/ John V. Murphy*          President, Principal

--------------------------   Executive Officer        September 25, 2006
John V. Murphy               & Director

/s/ Brian W. Wixted*         Treasurer, Principal     September 25, 2006
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Matthew P. Fink*         Director                   September 25, 2006

--------------------
Matthew P. Fink

/s/ Robert G. Galli*         Director                   September 25, 2006

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Director                 September 25, 2006

----------------------
Phillip A. Griffiths

/s/ Mary F. Miller*          Director                   September 25, 2006

------------------------------------------------------------------------------
Mary F. Miller

/s/ Joel W. Motley*          Director                 September 25, 2006

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Director                 September 25, 2006

-------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*                                   Director
September 25, 2006

----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*        Director                 September 25, 2006

----------------------------
Joseph M. Wikler

/s/ Peter I. Wold*           Director                 September 25, 2006

----------------------------
Peter I. Wold

/s/ Brian F. Wruble*         Director                 September 25, 2006

----------------------------
Brian F. Wruble

*By: /s/Kathleen T. Ives

    -----------------------------------------

    Kathleen T. Ives, Attorney-in-Fact

                     OPPENHEIMER MONEY MARKET FUND, INC.

                       Post-Effective Amendment No. 69

                      Registration Statement No. 2-49887

                                EXHIBIT INDEX

Exhibit No.       Description

23(b)              Amendment to Amended and Restated  By-Laws  dated April 11,
2002

23(j)              Independent Registered Public Accounting Firm's Consent